WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------

  PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------


DEAR SHAREHOLDER:

     During the last 5 years of the 1990's, the U.S. stock market produced returns that were not only well above long-term norms, but were also very narrow in scope, with only a handful of companies, mainly technology-oriented companies, producing the majority of the reported return. In 1999, for example the Standard & Poor 500 Index (the "S&P 500") produced a return of 21.5%. That same year the technology component of the S&P 500 (79 stocks) rose 78.3%. Were it not for the technology component, the S&P 500 return would have been 6.2%. Last year the technology component (86 stocks) within the S&P 500 fell by 38.9%, dragging the overall index down 9.1% for the year. The S&P 500 last year would have risen 3.6% were it not for the technology component price decline.

     During this period of market fluctuation, many investors began to question standard fundamental equity analysis of stocks as a reliable tool for evaluating stocks. After all, by those traditional measures, technology stocks looked outrageously expensive, yet continued to surge upward. The optimists could be heard saying things like, "This is a new economy and old, traditional methods no longer are applicable." Pessimists used analogies comparing the technology craze with the tulip bulb craze in Holland in the seventeenth century or the Japan craze in the early 1990's. Neither craze had a particularly happy ending.

     Last year started off looking like the pessimists would finally be proven right. The technology heavy NASDAQ Index ("NASDAQ") fell by 230 points on the first trading day of the year -- the biggest decline since 1998 when Russian debt defaults triggered world-wide financial market declines. However, the drop was short-lived as the NASDAQ hit an all time high of 5047 on March 10, 2000. (It now appears quite evident that it will be a very long time until we see that number again). The first quarter of 2000 produced a modest 2.3% return for the S&P 500 and a 12.7% return for the NASDAQ.

     Also, during the first quarter, the inflation rate rose to 3.6%, from 1.6% a year before and economic growth equaled 6.0%, which is both unsustainable and potentially inflationary. As a consequence of these trends, the Federal Reserve Bank (the "Fed") raised short-term interest rates by 0.25% on March 10, 2000. The Fed's intentions were quite clear -- slow down economic growth, keep inflation from rising AND strip "excess exuberance" from the technology stocks. As we now know, it was quite successful in all three -- maybe even a little TOO successful.

     The rest of the year showed the results of the Fed's actions. One by one, statistics all fell in line and painted a very unmistakable picture of the economy slowing and, in some cases, corporate profits falling. An announcement late in the year by a major U.S. bank, detailing credit problems, seemed to say it all -- economic growth is weak, profits are too, and credit problems are rising.

     Late in the fourth quarter of 2000, the Chairman of the Federal Reserve, Alan Greenspan, noted in a speech that indeed growth had subsided and, just maybe, interest rates might be able to come down. The NASDAQ reacted to those comments by rising a record 10.0% in one day. Unfortunately, investors soon realized that the second half of Greenspan's comments -- interest rates might come down -- was preceded by the first half -- the economy is slowing. Serious investors soon realized that a slower economy means slower corporate profit growth. Most of that record one-day gain was given back by the end of the year.

     As the new year began, the realities of slower growth and corporate profits hit the Fed and it has responded by cutting interest rates by 50 basis points* on January 3, 2001.

-------------

* PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY WILMINGTON TRUST COMPANY OR ANY OTHER BANKING INSTITUTIONS, THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. RETURNS ARE HIGHER DUE TO THE ADVISOR'S MAINTENANCE OF THE PORTFOLIO'S EXPENSES. SEE FINANCIAL HIGHLIGHTS ON PAGES 12, 13, 14, 15 AND 16.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------

  PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


     Now that 2000 is behind us, we can see two very clear developments -- stock price volatility seT a record, and asset allocation clearly helps to reduce portfolio volatility. Last year, 40% of the trading days produced S&P 500 price changes of 1.0% or greater. This is the greatest degree of stock price volatility since 1974 and more than double the long term average for this statistic. The NASDAQ volatility was even greater. This index produced 1.0% or more price moves on 75% of its trading days, which is more than three times the long-term volatility. In fact the NASDAQ produced a greater number of 3% or more price-change-days last year than in its entire twenty-nine year history prior to 2000.

     So, what's the outlook for this year? At best, it is hard to say; no one knows for sure. But, investors will be watching the Fed's reactions to the slowing economy.

MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE

LARGE CAP GROWTH PORTFOLIO

     The Large Cap Growth Portfolio returned -19.69% for the six months ended December 31, 2000. The S&P 500, an unmanaged, capitalization-weighted index of five hundred publicly traded stocks, returned -8.72% for the same period. The Russell 1000 Growth Index returned -25.58% for the same six month period. The Russell 1000 Growth Index is formed by assigning a style composite score to all of the companies in the Russell 1000 Index, a passive index that includes the largest 1,000 stocks in the U.S. as measured by market capitalization, to determine their growth or value characteristics.

     During the latter part of 2000, equity markets encountered a "perfect storm", a convergence of three powerful negative economic forces that collectively produced far more destruction in equity prices than would have resulted from any of the negative forces individually. First, the full effect of the Federal Reserve's eleven months of monetary tightening resulted in higher capital costs for businesses. This produced competition for investor dollars from fixed income investments and pressure on price to earnings ratios in stocks. Six rate hikes over eleven months topped out in June 2000 at 6.5%, the highest Fed Funds rate in 9 years. Secondly, the rapidity with which the economy began to slow caught many investors by surprise and generated concerns about the effects of a suddenly weaker economy and the possibility of the first recession since 1990. A plethora of downward earnings revisions and pre-announcements from high-profile companies in the fourth quarter exacerbated investor concerns. Many stocks came into this period at record high valuations. To many, the combination of higher interest rates and slowing economic growth was reminiscent of the conditions that accompanied the bear markets of 1973-74, 1987 and 1990. The third and final negative force in 2000 was the intensely negative investor sentiment generated by the suspense and acrimony associated with the presidential vote recount. The result of these converging negative forces was that the "irrational exuberance" of the past was replaced by "irrational pessimism" among many investors by the end of the year. The NASDAQ composite posted its worst decline in its history. Losses for most other major stock indexes were also significant and the bulk of these losses occurred during the fourth quarter of the year as the three forces converged.

     Recently, the central bank's focus appears to have shifted to guiding the economy into another "soft landing," attempting a repeat of 1995. The Fed's unexpected decision on January 3, 2001 to cut interest rates by 50 basis

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------

  PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


points, sent a signal to investors that could help to establish more positive sentiment for equity markets in 2001. As of December 31, 2000, the ten largest holdings in the Portfolio were:

      10 LARGEST HOLDINGS         PERCENT OF TOTAL ASSETS    10 LARGEST HOLDINGS        PERCENT OF TOTAL ASSETS
      -------------------         -----------------------    -------------------        -----------------------
      Texas Instruments, Inc.                4.7%            Applied Micro Circuits Corp.          3.9%
      General Electric Co.                   4.5%            Amgen Inc.                            3.8%
      Medtronic, Inc.                        4.4%            Home Depot, Inc.                      3.8%
      Costco Wholesale Corp.                 4.0%            Viacom Inc. (B Shares)                3.7%
      American Express Co.                   3.9%            Oracle Corp.                          3.7%

LARGE CAP CORE PORTFOLIO

     The Large Cap Core Portfolio returned -10.91% for the six months ended December 31, 2000. The S&P 500, an unmanaged, capitalization-weighted index of five hundred publicly traded stocks, returned -8.72% for the same period.

     As of the date of this report, the Large Cap Core Portfolio is well diversified across all Standard & Poor's economic sectors with slight emphasis to financials, health care and utilities. During the six-month period, the Large Cap Core Portfolio benefited from its overweight in financials and health care but was more than offset by the performance in technology and the underweight in basic materials. The performance was also hampered by the performance shift from the large capitalization to smaller capitalization companies. The Large Cap Core Portfolio's strategy continues to emphasize broad diversification in order to produce market like returns. We continue to emphasize the purchase and overweight positions relative to the S&P 500, stocks that possess in our judgement, above average long-term sustainable earnings growth rates and sell at a reasonable price. As of December 31, 2000, the ten largest holdings in the Portfolio were:

      10 LARGEST HOLDINGS         PERCENT OF TOTAL ASSETS    10 LARGEST HOLDINGS        PERCENT OF TOTAL ASSETS
      -------------------         -----------------------    -------------------        -----------------------
      General Electric Co.                   4.4%            AIG, Inc.                             2.3%
      Exxon Mobil Corp.                      2.8%            Wal-Mart Stores, Inc.                 2.1%
      Pfizer Inc.                            2.7%            Merck & Co., Inc.                     2.0%
      Cisco Sytems Inc.                      2.5%            Microsoft Corp.                       1.9%
      Citigroup Inc.                         2.5%            Intel Corp.                           1.8%

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------

  PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


SMALL CAP CORE PORTFOLIO

     The Small Cap Core Portfolio returned -10.39% for the six-month period ended December 31, 2000, compared to the Russell 2000 Index which returned -5.88% during the period. This index is based on a ranking of the top 3,000 U.S. companies by market capitalization. The first 1,000 companies comprise the Russell 1000 (large cap) Index and the bottom 2,000 companies make up the Russell 2000 (small cap) Index.

     During the second half of calendar year 2000, the stock market declined as it became more and more obvious that economic growth would slow going into 2001. The cyclical growth sectors of the small cap market such as consumer cyclicals and technology were particularly hard hit during this period. As the bull market came to an end and the technology stocks declined, the Portfolio reduced technology positions where valuations were deemed to be extended and, in other cases, where growth rate targets were no longer being met. During this period, new names were added to the Portfolio that reflected a more opportunistic and value-based approach. For example, housing stocks were purchased in the summer months when valuations for this group reached ten year trough levels, and when it appeared that the Federal Reserve would need to begin lowering interest rates to avoid recession. As it so happened, interest rates were not lowered until January 3, 2001, but the housing stocks anticipated this change and were strong outperformers in the second half of the year. At this juncture, we believe the Portfolio is balanced between rapidly growing companies with intact earnings streams and more traditional value oriented groups, such as natural gas exploration stocks and aerospace, where fundamentals are in an improving mode. As of December 31, 2000, the ten largest holdings in the Portfolio were:

      10 LARGEST HOLDINGS         PERCENT OF TOTAL ASSETS    10 LARGEST HOLDINGS        PERCENT OF TOTAL ASSETS
      -------------------         -----------------------    -------------------        -----------------------
      Triumph Group Inc.                     3.2%            Acxiom Corp.                          2.4%
      Protein Design Labs, Inc.              2.8%            Tesoro Petroleum Corp.                2.0%
      Factset Research Systems, Inc.         2.7%            Cryolife, Inc.                        2.0%
      Qlogic Corp.                           2.6%            Linens `N Things, Inc.                2.0%
      Houston Exploration Co.                2.5%            O'Reilly Automotive, Inc.             2.0%

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------

  PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


INTERNATIONAL MULTI-MANAGER PORTFOLIO

     The International Multi-Manager Portfolio (the "International Portfolio") returned -11.95% for the six-month period ended December 31, 2000. The Morgan Stanley Capital International Europe, Australasia, and Far East Index ("The MSCI EAFE Index") returned -10.53% for the same six-month period. The MSCI EAFE Index is an unmanaged, capitalization weighted index of approximately 1,100 companies listed on the major stock exchanges in Europe, Australasia and the Far East.

     The multi-manager structure served the International Portfolio well during the period as the performance from the three sub-advisors varied according to market currents. Carrying over from the 2nd quarter 2000, the major theme that continued to shape the investment environment was the secular rotation that favored a value style of investing versus growth. The new economy stocks, which primarily include the technology, media, and telecom ("TMT") sectors, felt the full brunt of the selling pressures after several pre-announcements by high profile companies of less-than-expected earnings. Worries about a slowing world economy, a falling Euro, and Japan's continued struggles were also major concerns haunting investors over the period. These events all took a toll on the Portfolio's investment performance for the second half of the year. But, helping to mitigate the losses were positive contributions from the Portfolio's financial and consumer staple holdings. The current investment strategy will maintain a neutral bias towards growth and value styles of investing with emphasis towards mature quality company stocks. As of December 31, 2000, the ten largest holdings in the Portfolio were:

      10 LARGEST HOLDINGS         PERCENT OF TOTAL ASSETS    10 LARGEST HOLDINGS        PERCENT OF TOTAL ASSETS
      -------------------         -----------------------    -------------------        -----------------------
      Total Fina Elf SA                      2.4%            Diageo PLC                            1.9%
      Vodafone Group PLC                     2.3%            E.on AG                               1.9%
      Novartis AG                            2.0%            BP Amoco PLC                          1.8%
      GlaxoSmithKline PLC                    1.9%            Alcatel                               1.7%
      Zurich Financial Services              1.9%            Axa                                   1.7%

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------

  PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


LARGE CAP VALUE PORTFOLIO

     Large Cap Value Portfolio performed well in this environment due in part to a relatively minor exposure to technology stocks. The portfolio also benefited from significant positions in financial services stocks and other industries that are generally considered "defensive" in periods of economic contractions, such as utilities, tobacco and consumer staples. As investor focus has moved towards the probability of declining interest rates, Washington Mutual and Masco Corporation were the largest contributors to the Portfolio's performance. Philip Morris also performed very well, due to both its recession resistant nature and the change of administrations in Washington. Underscoring our traditional emphasis on catalysts for change, Minnesota Mining & Manufacturing was a top performer, following the announcement of a new CEO recruited from General Electric.

     We continue to emphasize a defensive approach to investing by adding to our positions in Freddie Mac, Fannie Mae, and McDonalds. We have cautiously begun to step up our exposure to the deep cyclical industries by purchasing stock in Dow Chemical and Target Stores. These industries appear to have bottomed out, and the stocks should respond favorably to the prospects of a change in Federal Reserve policy. Noteworthy sales during the quarter included Boeing, which reached our price target, and Associates First, which was acquired by Citigroup.

     We continue to have a broadly diversified portfolio that was well positioned for the slowing economic conditions that emerged in the fourth quarter. We maintain our concentrations in the financial and utility sectors. Utilities have benefited from the softer economic climate, and deregulation has created a number of growth opportunities for those companies that are innovative and well managed. Within the financial sector, we have de-emphasized commercial banks due to prospects for mounting credit problems. Instead, we have focused on the property/casualty insurance industry, where a long price war has ended, and on companies with low risk residential loan portfolios such as Washington Mutual, Fannie Mae and Freddie Mac.

     The Large Cap Value Portfolio returned 9.04% for the six month period ended December 31, 2000. The S&P 500, an unmanaged, capitalization weighted index of 500 publicly traded stocks, had a return of -8.72%. The Russell 1000 Value Index had a 11.74% for the same period. The Russell 1000 Value Index is formed by assigning a style composite score to all of the companies in the Russell 1000 Index, a passive index that includes the largest 1,000 stocks in the U.S. as measured by market capitalization, to determine their growth or value characteristics. The Portfolio's positive results were due to many of the same factors that contributed to fourth quarter results: avoidance of speculative sectors of the market, focus on neglected areas, seeking evidence of corporate and industrial change, and the early identification of improving prospects for specific companies and industries. Our top contributors over the course of the year illustrated a number of these elements. Nabisco Holdings and Reliastar were both undervalued companies with sound businesses in consolidating industries. Both were acquired as a result of the public market's failure to value them appropriately. Enron and Excelon are key beneficiaries of the changes taking place in the deregulating utility market. In the cases of Washington Mutual and Boeing, we identified improving prospects while the consensus was still focussed on past challenges. Both of these companies are industry leaders with dominant franchises. Philip Morris was undervalued due to investor preoccupation with high growth technology sectors.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------

  PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


When overall economic growth prospects dimmed, the company's consistent double-digit earnings growth and leading industry position were once again recognized. As of December 31, 2000, the ten largest holdings in the Portfolio were:

      10 LARGEST HOLDINGS         PERCENT OF TOTAL ASSETS    10 LARGEST HOLDINGS        PERCENT OF TOTAL ASSETS
      -------------------         -----------------------    -------------------        -----------------------
      Washington Mutual, Inc.                2.9%            Masco Corp.                           2.2%
      Exelon Corp.                           2.9%            Aon Corp.                             2.0%
      Harcourt General, Inc.                 2.4%            Citigroup, Inc.                       2.0%
      AIG, Inc.                              2.4%            Hartford Financial Services           2.0%
      Fortune Brands, Inc.                   2.4%            Verizon Communications                1.9%

     We invite your comments and questions and thank you for your investment in the Wilmington Equity Portfolios. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                   Sincerely,

                               /s/ ROBERT J. CHRISTIAN

                                   Robert J. Christian
February 21, 2001                  President

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------

  FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2000 (Unaudited)

                                              LARGE CAP                                        INTERNATIONAL     LARGE CAP
                                               GROWTH          LARGE CAP        SMALL CAP      MULTI-MANAGER       VALUE
                                              PORTFOLIO     CORE PORTFOLIO   CORE PORTFOLIO      PORTFOLIO       PORTFOLIO
                                              ------------  ---------------  ---------------   -------------    -----------
ASSETS:
Investment in Series, at value .............  $208,475,308     $112,511,585     $103,984,401     $79,762,290    $76,092,002
Deferred organizational costs ..............            --               --           15,963          24,500         17,528
Other assets ...............................         1,825              157            2,902           2,602            174
                                              ------------  ---------------  ---------------   -------------    -----------
Total assets ...............................   208,477,133      112,511,742      104,003,266      79,789,392     76,109,704
                                              ------------  ---------------  ---------------   -------------    -----------

LIABILITIES:
Other accrued expenses .....................        73,805           52,820           24,176          76,284         44,007
                                              ------------  ---------------  ---------------   -------------    -----------
Total liabilities ..........................        73,805           52,820           24,176          76,284         44,007
                                              ------------  ---------------  ---------------   -------------    -----------
NET ASSETS .................................  $208,403,328     $112,458,922     $103,979,090     $79,713,108    $76,065,697
                                              ============  ===============  ===============   =============    ===========


NET ASSETS CONSIST OF:
Paid-in capital ............................  $214,505,504     $ 76,920,888     $ 90,759,255     $76,438,595    $64,897,330
Undistributed net investment income (loss) .    (1,774,766)         391,654           19,311        (216,401)        91,132
Accumulated net realized loss on
   investments and foreign currencies ......    (2,061,392)      (1,101,280)      (1,085,898)     (1,150,371)    (2,273,347)
Net unrealized appreciation (depreciation)
   of investments ..........................    (2,266,018)      36,247,660       14,286,422       4,656,701     13,350,582
Net unrealized depreciation on translations
   of assets and liabilities in foreign
   currencies ..............................            --               --               --         (15,416)           --
                                              ------------  ---------------  ---------------   -------------    -----------
NET ASSETS                                    $208,403,328     $112,458,922     $103,979,090     $79,713,108    $76,065,697
                                              ============  ===============  ===============   =============    ===========
Shares of beneficial interest outstanding ..    12,389,102        5,454,929       10,167,148       8,823,935      6,854,726
                                              ============  ===============  ===============   =============    ===========

NET ASSET VALUE, offering and redemption
   price per share ($0.01 par value,
   unlimited authorized shares):
   Institutional Shares ....................        $16.82           $20.62           $10.23           $9.03         $11.10
                                                    ======           ======           ======           =====         ======

   The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------

  FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------


STATEMENTS OF OPERATIONS
For the Six-Month Period Ended December 31, 2000 (Unaudited)


                                              LARGE CAP                                  INTERNATIONAL   LARGE CAP
                                               GROWTH        LARGE CAP       SMALL CAP   MULTI-MANAGER     VALUE
                                              PORTFOLIO   CORE PORTFOLIO  CORE PORTFOLIO   PORTFOLIO     PORTFOLIO
                                            ------------  --------------  -------------- ------------- -----------
INVESTMENT INCOME:
   Investment income from Series .......... $    342,985  $     691,821   $    442,477   $   443,035   $  633,141
   Expenses from Series ...................     (885,316)      (496,529)      (397,367)     (390,664)    (250,757)
                                            ------------  --------------  -------------- ------------- -----------
      Net investment income (loss)
         from Series ......................     (542,331)       195,292         45,110        52,371      382,384
                                            ------------  --------------  -------------- ------------- -----------

EXPENSES:
   Administration and accounting fees .....       26,710         26,710         26,710        26,673       26,710
   Transfer agent fees ....................       58,138         28,644         19,339        16,053       12,631
   Custody fees ...........................          596            532            596        29,963          583
   Trustees' fees .........................        2,643          2,643          2,643         2,643        2,643
   Reports to shareholders ................        9,932          7,045          3,359         4,151        6,416
   Amortization of organizational expenses        --              --             4,790         5,333        5,116
   Registration fees ......................        2,172         11,929          3,749         3,542        6,263
   Professional fees ......................        8,948         14,203          5,760         6,077       24,171
   Other ..................................        1,976          1,671          1,239           725        4,179
                                            ------------  --------------  -------------- ------------- -----------
      Total expenses before fee waivers
         and expense reimbursements .......      111,115         93,377         68,185        95,160       88,712
      Fees waived/ expenses reimbursed ....      (35,328)       (93,377)       (40,836)      (82,599)     (81,768)
                                            ------------  --------------  -------------- ------------- -----------
         Total expenses, net ..............       75,787             --         27,349        12,561        6,944
                                            ------------  --------------  -------------- ------------- -----------
   Net investment income (loss) ...........     (618,118)       195,292         17,761        39,810      375,440
                                            ------------  --------------  -------------- ------------- -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS AND FOREIGN
   CURRENCY:
   Net realized gain (loss) on investments
      and foreign currency transactions ...   (3,217,621)      (895,108)     8,025,747      (510,549)    (578,870)
   Net change in unrealized appreciation
      (depreciation) on investments and
      foreign currency ....................  (49,308,462)   (13,171,040)   (19,751,253)   (9,904,183)   6,186,752
                                            ------------  --------------  -------------- ------------- -----------
   Net gain (loss) on investments and
      foreign currency ....................  (52,526,083)   (14,066,148)   (11,725,506)  (10,414,732)   5,607,882
                                            ------------  --------------  -------------- ------------- -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .............. $(53,144,201)  $(13,870,856)  $(11,707,745) $(10,374,922)  $5,983,322
                                            ============  ==============  ============== ============= ===========

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------

  FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------


STATEMENTS OF CHANGES IN NET ASSETS
For the Six-Month Period Ended December 31, 2000 (Unaudited)

                                               LARGE CAP                                  INTERNATIONAL    LARGE CAP
                                                GROWTH        LARGE CAP      SMALL CAP    MULTI-MANAGER      VALUE
                                               PORTFOLIO   CORE PORTFOLIO  CORE PORTFOLIO    PORTFOLIO      PORTFOLIO
                                            ------------  ---------------  -------------- -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income (loss) ............  $ (618,118)  $    195,292    $     17,761   $    39,810    $  375,440
   Net realized gain (loss) on investments
      and foreign currency transactions ....  (3,217,621)      (895,108)      8,025,747      (510,549)     (578,870)
   Net change in unrealized appreciation
      (depreciation) on investments and
      foreign currency ..................... (49,308,462)   (13,171,040)    (19,751,253)   (9,904,183)    6,186,752
                                            ------------  ---------------  -------------- -------------  -------------
Net increase (decrease) in net assets
   resulting from operations ............... (53,144,201)   (13,870,856)    (11,707,745)  (10,374,922)    5,983,322
                                            ------------  ---------------  -------------- -------------  -------------
Distributions to shareholders:
   From net investment income ..............        --             --         (14,161)     (401,308)     (496,624)
   From net realized gain .................. (79,333,373)    (4,164,982)    (12,047,674)  (13,461,256)           --
                                            ------------  ---------------  -------------- -------------  -------------
Total distributions ........................ (79,333,373)    (4,164,982)    (12,061,835)  (13,862,564)     (496,624)
                                            ------------  ---------------  -------------- -------------  -------------
Portfolio share transactions (a):
   Proceeds from shares sold ...............  13,368,986      9,595,311      22,999,698    14,453,474     8,264,152
   Cost of shares issued on reinvestment
      of distributions .....................  74,318,994      4,071,772      11,170,983    13,254,099       477,874
   Cost of shares redeemed ................. (24,096,739)   (10,984,383)     (9,877,901)   (7,834,855)   (2,435,022)
                                            ------------  ---------------  -------------- -------------  -------------
Net increase in net assets
   from Portfolio share transactions .......  63,591,241      2,682,700      24,292,780    19,872,718     6,307,004
                                            ------------  ---------------  -------------- -------------  -------------
Total increase (decrease) in net assets .... (68,886,333)   (15,353,138)        523,200    (4,364,768)   11,793,702
NET ASSETS:
   Beginning of period ..................... 277,289,661    127,812,060     103,455,890    84,077,876    64,271,995
                                            ------------  ---------------  -------------- -------------  -------------
   End of period ...........................$208,403,328   $112,458,922    $103,979,090   $79,713,108   $76,065,697
                                            ============  ===============  ============== =============  =============


(a)TRANSACTIONS IN CAPITAL SHARES WERE:        SHARES         SHARES          SHARES        SHARES          SHARES
                                            ------------  ---------------  -------------- -------------  -------------
   Shares sold .............................     484,427        416,075       1,871,569     1,280,812       771,785
   Shares issued on reinvestment of
      distributions ........................   4,410,623        195,758       1,115,982     1,507,861        44,206
   Shares redeemed .........................    (811,024)      (476,233)       (794,638)     (703,532)     (229,900)
                                            ------------  ---------------  -------------- -------------  -------------
   Net increase in shares ..................   4,084,026        135,600       2,192,913     2,085,141       586,091
   Shares outstanding -- Beginning
      of period ............................   8,305,076      5,319,329       7,974,235     6,738,794     6,268,635
                                            ------------  ---------------  -------------- -------------  -------------
   Shares outstanding-- End of period ......  12,389,102      5,454,929      10,167,148     8,823,935     6,854,726
                                            ============  ===============  ============== =============  =============

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------

  FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------


STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2000

                                              LARGE CAP                       SMALL CAP   INTERNATIONAL   LARGE CAP
                                               GROWTH         LARGE CAP          CORE     MULTI-MANAGER     VALUE
                                              PORTFOLIO+    CORE PORTFOLIO    PORTFOLIO+    PORTFOLIO+    PORTFOLIO+
                                            ------------    --------------  ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income (loss) ............ $ (1,156,648)   $    511,982    $     14,328  $    527,445   $    680,812
  Net realized gain on investments
    and foreign currency transactions .....   80,544,547       5,099,883       2,936,958    13,140,461      2,546,115
  Net change in unrealized appreciation
    (depreciation) on investments and
    foreign currency ......................  (10,449,117)      4,100,004      23,149,885     7,326,857       (858,927)
                                            ------------    --------------  ------------  -------------  ------------
Net increase in net assets resulting
  from operations .........................   68,938,782       9,711,869      26,101,171    20,994,763      2,368,000
                                            ------------    --------------  ------------  -------------  ------------
Distributions to shareholders:
  From net investment income ..............        --           (660,586)       (145,753)     (404,092)    (1,266,874)
  From net realized gain ..................   (7,428,799)     (1,528,909)       (176,058)   (4,179,609)          --
                                            ------------    --------------  ------------  -------------  ------------
Total distributions .......................   (7,428,799)     (2,189,495)       (321,811)   (4,583,701)    (1,266,874)
                                            ------------    --------------  ------------  -------------  ------------
Portfolio share transactions (a):
  Proceeds from shares sold ...............   42,352,532      16,068,184      25,419,971    13,012,745      7,061,726
  Cost of shares issued on reinvestment
    of distributions ......................    7,180,426       2,185,257         316,735     4,570,172      1,258,363
  Cost of shares redeemed .................  (56,291,079)    (37,191,426)    (24,376,474)  (19,317,317)   (24,209,280)
                                            ------------    --------------  ------------  -------------  ------------
Net increase (decrease) in net assets
  from Portfolio share transactions .......   (6,758,121)    (18,937,985)      1,360,232    (1,734,400)   (15,889,191)
                                            ------------    --------------  ------------  -------------  ------------
Total increase (decrease) in net assets ...   54,751,862     (11,415,611)     27,139,592    14,676,662    (14,788,065)
NET ASSETS:
  Beginning of year .......................  222,537,799     139,227,671      76,316,298    69,401,214     79,060,060
                                            ------------    --------------  ------------  -------------  ------------
  End of year ............................. $277,289,661    $127,812,060    $103,455,890  $ 84,077,876   $ 64,271,995
                                            ============    ==============  ============  =============  ============
  Undistributed net investment income ..... $        --     $    196,362    $     15,711  $    312,695   $    212,316
                                            ============    ==============  ============  =============  ============


(a) TRANSACTIONS IN CAPITAL SHARES WERE:        SHARES          SHARES         SHARES        SHARES          SHARES
                                            ------------    --------------  ------------  -------------  ------------
  Shares sold .............................    1,259,768         687,034       2,106,826     1,072,347        737,005
  Shares issued on reinvestment of
     distributions ........................      216,997          90,901          28,586       358,164        136,187
  Shares redeemed .........................   (1,809,260)     (1,645,352)     (2,188,423)   (1,612,570)    (2,656,171)
                                            ------------    --------------  ------------  -------------  ------------
  Net decrease in shares ..................     (332,495)       (867,417)        (53,011)     (182,059)    (1,782,979)
  Shares outstanding -- Beginning
     of year ..............................    8,637,571       6,186,746       8,027,246     6,920,853      8,051,614
                                            ------------    --------------  ------------  -------------  ------------
  Shares outstanding -- End of year .......    8,305,076       5,319,329       7,974,235     6,738,794      6,268,635
                                            ============    ==============  ============  =============  ============


+ Reflects operating history of predecessor mutual fund (see note 5).

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------

  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                FOR THE
                                              SIX MONTHS        FOR THE        FOR THE PERIOD
                                                 ENDED         FISCAL YEAR       JANUARY 1,          FOR THE FISCAL
                                              DECEMBER 31,       ENDED          1999 THROUGH     YEARS ENDED DECEMBER 31,
LARGE CAP GROWTH PORTFOLIO --                   2000(3)         JUNE 30,          JUNE 30,    ----------------------------
   INSTITUTIONAL SHARES                       (UNAUDITED)     2000(3)(4)+         1999+       1998+(1)   1997+      1996+
                                            --------------- ---------------- ---------------- --------- ----------- --------
NET ASSET VALUE -- BEGINNING OF
   PERIOD .................................     $  33.39        $  25.76           $  23.59   $  21.37  $ 19.22     $ 17.41
                                                --------        --------           --------   --------  -------     -------

INVESTMENT OPERATIONS:
   Net investment loss ....................        (0.07)2         (0.14)(2)          (0.02)     (0.01)   (0.19)(2)   (0.15)(2)
   Net realized and unrealized gain
      (loss) on investments ...............        (6.49)           8.70               2.19       5.02     5.44        4.37
                                                --------        --------           --------   --------  -------     -------
      Total from investment operations ....        (6.56)           8.56               2.17       5.01     5.25        4.22
                                                --------        --------           --------   --------  -------     -------
DISTRIBUTIONS:
   From net investment income .............           --              --                 --         --       --          --
   From net realized gains ................       (10.01)          (0.93)                --      (2.79)   (3.10)      (2.41)
                                                --------        --------           --------   --------  -------     -------
      Total distributions .................       (10.01)          (0.93)                --      (2.79)   (3.10)      (2.41)
                                                --------        --------           --------   --------  -------     -------
NET ASSET VALUE -- END OF PERIOD ..........     $  16.82        $  33.39           $  25.76   $  23.59  $ 21.37     $ 19.22
                                                ========        ========           ========   ========  =======     =======
TOTAL RETURN ..............................     (19.69)%**        33.27%              9.20%**   23.58%   27.50%      24.25%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations .......        0.75%*          0.75%              0.75%*     0.80%    1.38%       1.43%
      Excluding expense limitations .......        0.78%*          0.77%              0.80%*     0.92%      N/A         N/A
   Net investment income (loss) ...........      (0.48)%*        (0.45)%            (0.14)%*   (0.08)%  (0.86)%     (0.78)%
Portfolio turnover rate ...................       44.31%         111.49%             15.50%     51.64%   28.05%     34.84%
Net assets at end of period
   (000 omitted) ..........................     $208,403        $277,290           $222,538   $223,151  $91,445     $76,174

*   Annualized.
**  Not annualized.
(1) Effective February 23, 1998, Wilmington Trust Company (WTC) assumed the responsibility of Adviser to the Large Cap Growth Portfolio.
(2) The net investment loss per share was calculated using average shares outstanding method.
(3) Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I - WT Large Cap Growth Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.
(4) Effective November 1, 1999, Roxbury Capital Management, LLC, assumed the responsibility of Adviser to the WT Large Cap Growth Series.
 + Effective November 1, 1999, the Rodney Square Large Cap Growth Portfolio ("Rodney Square Portfolio") was merged into the Wilmington Large Cap Growth Portfolio. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------

  FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------


                                                SIX MONTHS
                                                   ENDED               FOR THE FISCAL YEARS ENDED JUNE 30,
LARGE CAP CORE PORTFOLIO --                  DECEMBER 31, 2000(1)   ----------------------------------------------
   INSTITUTIONAL SHARES                         (UNAUDITED)          2000(1)  1999(1)   1998(1)  1997(1)   1996
                                            ---------------------  --------  --------  --------  -------  -------
NET ASSET VALUE -- BEGINNING OF
   PERIOD .................................     $    24.03         $  22.50  $  18.72  $  20.56  $ 16.58  $ 14.04
                                                ----------         --------  --------  --------  -------  -------
INVESTMENT OPERATIONS:
   Net investment income ..................           0.04             0.10      0.12      0.16     0.13     0.13
   Net realized and unrealized gain (loss)
      on investments ......................          (2.66)            1.83      4.14      4.52     4.09     2.56
                                                ----------         --------  --------  --------  -------  -------
      Total from investment operations ....          (2.62)            1.93      4.26      4.68     4.22     2.69
                                                ----------         --------  --------  --------  -------  -------
DISTRIBUTIONS:
   From net investment income .............          --               (0.12)    (0.14)    (0.16)   (0.15)   (0.15)
   From net realized gains ................          (0.79)           (0.28)    (0.34)    (6.36)   (0.09)    --
                                                ----------         --------  --------  --------  -------  -------
      Total distributions .................          (0.79)           (0.40)    (0.48)    (6.52)   (0.24)   (0.15)
                                                ----------         --------  --------  --------  -------  -------
NET ASSET VALUE -- END OF PERIOD ..........     $    20.62         $  24.03  $  22.50  $  18.72  $ 20.56  $ 16.58
                                                ==========         ========  ========  ========  =======  =======
TOTAL RETURN ..............................       (10.91)%**          8.57%    23.25%    29.09%   25.67%   19.24%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations .......          0.80%*           0.80%     0.80%     0.80%    0.80%    0.80%
      Excluding expense limitations .......          0.95%*           0.94%     0.91%     0.93%    0.94%    1.05%
   Net investment income ..................          0.32%*           0.40%     0.65%     0.81%    0.80%    1.34%
Portfolio turnover rate ...................         30.47%           11.52%     5.19%    93.08%   26.33%   16.95%
Net assets at end of period
   (000 omitted) ..........................     $  112,459         $127,812  $139,228  $110,052  $88,763  $66,137

*   Annualized.
**  Not annualized.
(1) The expense and net investment income ratios for the six-month period ended December 31, 2000 and for the fiscal years ended June 30, 2000, 1999, 1998, and 1997 include expenses allocated from the WT Investment Trust I - Large Cap Core Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.

The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY
--------------------------

  PORTFOLIOS FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------


                                                  FOR THE
                                                 SIX MONTHS           FOR THE       FOR THE PERIOD   FOR THE PERIOD
                                                   ENDED            FISCAL YEAR    JANUARY 1, 1999  JUNE 29, 1998(1)
SMALL CAP CORE PORTFOLIO --                 DECEMBER 31, 2000(2)       ENDED           THROUGH         THROUGH
   INSTITUTIONAL SHARES                         (UNAUDITED)      JUNE 30, 2000(2)+  JUNE 30, 1999+   JUNE 30, 1998+
                                            -------------------- ----------------- ---------------- ----------------
NET ASSET VALUE -- BEGINNING OF PERIOD ....     $  12.97              $   9.51         $  9.36        $  10.00
                                                --------              --------         -------        --------
INVESTMENT OPERATIONS:
  Net investment income ...................           --                   --             0.02            0.02
  Net realized and unrealized gain (loss)
    on investments ........................        (1.38)                 3.50            0.13           (0.62)
                                                --------              --------         -------        --------
    Total from investment operations ......        (1.38)                 3.50            0.15           (0.60)
                                                --------              --------         -------        --------
DISTRIBUTIONS:
  From net investment income ..............           --                 (0.02)           --             (0.02)
  From net realized gains .................        (1.36)                (0.02)           --              --
  In excess of net realized gain ..........           --                  --              --             (0.02)
                                                --------              --------         -------        --------
    Total distributions ...................        (1.36)                (0.04)           --             (0.04)
                                                --------              --------         -------        --------
NET ASSET VALUE -- END OF PERIOD ..........     $  10.23              $  12.97         $  9.51        $   9.36
                                                ========              ========         =======        ========
TOTAL RETURN ..............................     (10.39)%**              36.93%           1.60%**       (6.03)%**
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA:
  Expenses:
    Including expense limitations .........        0.80%*                0.80%           0.80%*          0.80%*
    Excluding expense limitations .........        0.88%*                0.91%           0.90%*          0.95%*
  Net investment income ...................        0.03%*                0.02%           0.39%*          0.45%*
Portfolio turnover rate ...................       36.05%                46.80%           7.42%           9.81%
Net assets at end of period (000 omitted) .     $103,979              $103,456         $76,316        $ 82,156

*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I - Small Cap Core Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.
+ Effective November 1, 1999, the Rodney Square Small Cap Equity Portfolio ("Rodney Square Portfolio") was merged into the Wilmington Small Cap Core Portfolio. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.

The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------

  FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------


                                                  FOR THE
                                                 SIX MONTHS          FOR THE          FOR THE PERIOD     FOR THE PERIOD
                                                   ENDED           FISCAL YEAR      JANUARY 1, 1999      JUNE 29, 1998(1)
INTERNATIONAL MULTI-MANAGER PORTFOLIO --    DECEMBER 31, 2000(3)      ENDED              THROUGH             THROUGH
   INSTITUTIONAL SHARES                         (UNAUDITED)      JUNE 30, 2000(3)+    JUNE 30, 1999+    DECEMBER 31, 1998+
                                            -------------------- -----------------  ----------------    ------------------
Net Asset Value -- Beginning of Period ....     $   12.48          $  10.03             $  9.82             $  10.00
                                                ---------          --------             -------             --------
INVESTMENT OPERATIONS:
   Net investment income(2) ...............          0.01              0.08                0.06                 0.02
   Net realized and unrealized gain (loss)
      on investments and foreign currency .         (1.55)             3.09                0.26                (0.09)
                                                ---------          --------             -------             --------
      Total from investment operations ....         (1.54)             3.17                0.32                (0.07)
                                                ---------          --------             -------             --------
DISTRIBUTIONS:
   From net investment income .............         (0.06)            (0.06)                 --                 --
   From net realized gains ................         (1.85)            (0.66)              (0.11)              (0.11)
                                                ---------          --------             -------             --------
      Total distributions .................         (1.91)            (0.72)              (0.11)              (0.11)
                                                ---------          --------             -------             --------
Net Asset Value -- End of Period ..........     $    9.03          $  12.48             $ 10.03             $   9.82
                                                =========          ========             =======             ========
TOTAL RETURN ..............................      (11.95)%**          31.52%               3.29%**            (0.70)%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations .......         1.00%*            1.00%               1.00%*               1.00%*
      Excluding expense limitations .......         1.21%*            1.21%               1.19%*               1.10%*
   Net investment income ..................         0.10%*            0.66%               1.86%*               0.46%*
Portfolio turnover rate ...................        38.39%            78.24%              33.02%               27.66%
Net assets at end of period (000 omitted) .     $  79,713          $ 84,078             $69,401             $ 73,784

*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) The net investment income per share was calculated using the average share outstanding method.
(3) Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I - International Multi-Manager Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.
+   Effective November 1, 1999,
    the Rodney Square International Equity Portfolio ("Rodney Square Portfolio") was merged into the Wilmington International Multi-Manager Portfolio. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------

  FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------


                                                  FOR THE
                                                SIX MONTHS           FOR THE              FOR THE PERIOD       FOR THE PERIOD
                                                   ENDED           FISCAL YEAR            JANUARY 1, 1999     JUNE 29, 1998(1)
LARGE CAP VALUE PORTFOLIO --                DECEMBER 31, 2000(2)      ENDED                   THROUGH             THROUGH
   INSTITUTIONAL SHARES                         (UNAUDITED)       JUNE 30, 2000(2)(3)+   JUNE 30, 1999+     DECEMBER 31, 1998+
                                            --------------------  ---------------------   ---------------    ------------------
NET ASSET VALUE -- BEGINNING OF PERIOD ....     $  10.25           $   9.82                   $  9.30           $   10.00
                                                --------           --------                   -------           ---------
INVESTMENT OPERATIONS:
   Net investment income ..................         0.06               0.13                      0.10                0.10
   Net realized and unrealized gain (loss)
      on investments ......................         0.86               0.50                      0.42               (0.58)
                                                --------           --------                   -------           ---------
      Total from investment operations ....         0.92               0.63                      0.52               (0.48)
                                                --------           --------                   -------           ---------
DISTRIBUTIONS:
   From net investment income .............        (0.07)             (0.20)                      --                (0.10)
   In excess of net realized gain .........           --               --                         --                (0.12)
                                                --------           --------                   -------           ---------
      Total distributions .................        (0.07)             (0.20)                      --                (0.22)
                                                --------           --------                   -------           ---------
NET ASSET VALUE -- END OF PERIOD                $  11.10           $  10.25                   $  9.82           $    9.30
                                                ========           ========                   =======           =========
TOTAL RETURN ..............................        9.04%**            6.61%                     5.59%**           (4.79)%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations .......        0.75%*             0.75%                     0.75%*              0.75%*
      Excluding expense limitations .......        0.99%*             0.97%                     0.84%*              0.88%*
   Net investment income ..................        1.09%*             1.06%                     1.92%*              2.07%*
Portfolio turnover rate ...................       58.58%            136.45%                    25.14%              36.78%
Net assets at end of period (000 omitted) .      $76,066           $ 64,272                   $79,060           $ 93,780

*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I - Large Cap Value Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.
(3) Effective November 1, 1999, Cramer Rosenthal McGlynn, LLC assumed the responsibility of Adviser to the Large Cap Value Series.
+ Effective November 1, 1999, the Rodney Square Large Cap Value Portfolio ("Rodney Square Portfolio") was merged into the Wilmington Large Cap Value Portfolio. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------

  NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


1. DESCRIPTION OF THE FUND. Wilmington Large Cap Growth Portfolio, Wilmington Large Cap Core Portfolio, Wilmington Small Cap Core Portfolio, Wilmington International Multi-Manager Portfolio, and Wilmington Large Cap Value Portfolio (each a "Portfolio" and collectively the "Portfolios") are series of WT Mutual Fund (the "Fund"). The Fund is registered under the Investment Company Act of 1940 as an open-end investment management company and was organized as a Delaware business trust on June 1, 1994. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Portfolios. Information regarding other series of the Fund are contained in separate reports to their shareholders.

     The Portfolios currently offer two classes of shares: Investor Shares and Institutional Shares. As of December 31, 2000, the Investor Shares have not commenced operations.

     Unlike other investment companies which directly acquire and manage their own portfolio of securities, each Portfolio (effective November 1, 1999 with respect to the Wilmington Large Cap Growth, Wilmington Small Cap Core, Wilmington International Multi-Manager and Wilmington Large Cap Value Portfolios) seeks to achieve its investment objective by investing all of its investable assets in a corresponding series of WT Investment Trust I (the "Series") having the same investment objective, policies and limitations as the Portfolio. The performance of each Portfolio is directly affected by the performance of its corresponding Series. The financial statements of the Series, including their Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Portfolios' financial statements.

     Information presented for periods prior to November 1, 1999, for the Wilmington Large Cap Growth, Wilmington Small Cap Core, Wilmington International Multi-Manager and Wilmington Large Cap Value Portfolios reflects the operating results of predecessor mutual funds (see Note 5).

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Portfolios:

     VALUATION OF INVESTMENT IN SERIES. Valuation of each Portfolio's investment in the Series is based on the underlying securities held by the Series. Each Portfolio is allocated its portion of the Series' securities market value based on its ownership interest in the Series. Valuation of securities held by the Series is discussed in the notes to the Series' financial statements.

     FEDERAL INCOME TAXES. Each Portfolio is treated as a separate entity for federal income tax purposes and intends to continue qualifying as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its income to its shareholders. Therefore, no federal income tax provision is required. At June 30, 2000, the Wilmington Large Cap Value Portfolio had $1,647,747 net tax basis capital loss carryforwards to offset future capital gains which will expire June 30, 2007.

     DISTRIBUTIONS TO SHAREHOLDERS. Each Portfolio records its share of the respective Series' income, expenses and realized and unrealized gains and losses daily. Additionally, each Portfolio records its own expenses as incurred. Distributions to shareholders of the Portfolios are declared and paid to shareholders annually.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------

  NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


     DEFERRED ORGANIZATION COSTS. Organization costs incurred by certain Portfolios have been deferred and are being amortized using the straight-line method over a five-year period beginning on the date that each Portfolio commenced operations.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT SECURITIES TRANSACTIONS. During the six-month period ended December 31, 2000, contributions to and withdrawals from the Series were as follows:

                           LARGE CAP GROWTH  LARGE CAP CORE  SMALL CAP CORE  INTERNATIONAL MULTI-MANAGER  LARGE CAP VALUE
                               PORTFOLIO        PORTFOLIO      PORTFOLIO             PORTFOLIO               PORTFOLIO
                           ----------------  --------------  --------------  ---------------------------  ---------------
   Contributions ........     $13,400,398      $ 9,464,784    $23,067,183           $14,596,917              $8,399,106
   Withdrawals ..........      29,248,885       10,924,228     10,886,311             8,556,049               2,574,186

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The investment adviser to the Large Cap Core, Small Cap Core and International Multi-Manager Series is Wilmington Trust Company ("WTC"). The investment adviser to the Large Cap Growth and Large Cap Value Series is Roxbury Capital Management, LLC and Cramer Rosenthal McGlynn, LLC, respectively. Advisory fees charged to the Series are discussed in the notes to the Series' financial statements. Prior to November 1, 1999, WTC served as investment adviser to the Rodney Square Funds (see Note 5) under substantially similar terms.

   PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company, provides administrative and accounting services to the Fund.

   PFPC also serves as transfer agent and dividend disbursing agent of the Fund pursuant to a separate Transfer Agency Agreement with the Fund on behalf of the Portfolios.

   The investment advisers have agreed to reimburse certain Portfolio operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 0.80% of average daily net assets for Large Cap Core Portfolio and Small Cap Core Portfolio; 1.00% of average daily net assets for the International Multi-Manager Portfolio; and 0.75% of average daily net assets for Large Cap Value Portfolio and Large Cap Growth Portfolio. These undertakings will remain in place until the Board of Trustees approves their termination.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------

  NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


5. FUND MERGER. Effective November 1, 1999, the Wilmington Large Cap Growth Portfolio, Wilmington Small Cap Core Portfolio, Wilmington International Multi-Manager Portfolio, and Wilmington Large Cap Value Portfolio (the "Wilmington Portfolios") acquired all of the assets and assumed all of the liabilities of the Rodney Square Large Cap Growth Equity Portfolio, Rodney Square Small Cap Equity Portfolio, Rodney Square International Equity Portfolio, and Rodney Square Large Cap Value Equity Portfolio (the "Rodney Square Funds"), respectively, each an open-end investment management company, pursuant to separate Plans of Reorganization (the "Reorganizations"). The shareholders of the Rodney Square Funds received shares of the respective Wilmington Portfolios equal to the number and aggregate net asset value of their shares in the Rodney Square Funds.

   The Reorganizations were treated as non-taxable events and accordingly the Wilmington Portfolios' basis in the securities acquired reflected the historical cost basis as of the date of transfer. The net assets and net unrealized appreciation (depreciation) of the Rodney Square Funds as of November 1, 1999 were as follows:

                                                                                            NET UNREALIZED
                                                                        NET ASSETS    APPRECIATION (DEPRECIATION)
                                                                       ------------   ---------------------------
         Rodney Square Large Cap Growth Equity Portfolio               $221,462,222          $65,419,417
         Rodney Square Small Cap Equity Portfolio                        71,848,799           14,895,478
         Rodney Square International Equity Portfolio                    73,299,652           12,748,767
         Rodney Square Large Cap Value Equity Portfolio                  62,066,508            1,665,218

   The Rodney Square Funds' investment objectives, policies and limitations were identical to those of the respective Wilmington Portfolios, which had no operations prior to November 1, 1999. For financial reporting purposes the Rodney Square Funds' operating histories prior to the acquisitions are reflected in the respective financial statements and financial highlights of the Wilmington Portfolios.

WT INVESTMENT TRUST I -- EQUITY SERIES
--------------------------------------

  SEMI-ANNUAL REPORT / DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


          (The following pages should be read in conjunction with the
                       Portfolios' Financial Statements.)

WT INVESTMENT TRUST I-- EQUITY SERIES / WT LARGE CAP GROWTH SERIES
------------------------------------------------------------------

   INVESTMENTS / DECEMBER 31, 2000 (UNAUDITED)
   (Showing Percentage of Total Value of Net Assets)


                                                         VALUE
                                            SHARES      (NOTE 2)
                                          ----------  ------------
COMMON STOCK -- 99.3%
  COMMUNICATION & BROADCASTING -- 10.1%
      AT&T Corp. - Liberty Media Group,
         Class A* .....................      497,000  $  6,740,562
      Qwest Communications
         International, Inc.* .........      160,000     6,560,000
      Viacom, Inc. (B Shares)* ........      166,000     7,760,500
                                                      ------------
    TOTAL COMMUNICATION & BROADCASTING .............    21,061,062
                                                      ------------
  COMPUTER SERVICES -- 6.2%
      EMC Corp.* ......................       80,000     5,320,000
      Oracle Corp.* ...................      263,400     7,655,063
                                                      ------------
    TOTAL COMPUTER SERVICES ........................    12,975,063
                                                      ------------
  FINANCE & INSURANCE -- 17.6%
   FINANCIAL SERVICES -- 2.5%
      Citigroup, Inc. .................      100,000     5,106,250
                                                      ------------
   INSURANCE CARRIERS -- 2.9%
      American International Group,
         Inc. .........................       61,800     6,091,162
                                                      ------------
   SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS-- 6.3%
      American Express Co. ............      148,000     8,130,750
      Capital One Financial Corp. .....       76,000     5,001,750
                                                      ------------
                                                        13,132,500
                                                      ------------
   SECURITY & COMMODITY BROKERS, DEALERS & SERVICES -- 5.9%
      Goldman Sachs Group, Inc. .......       54,400     5,817,400
      Morgan Stanley Dean
         Witter & Co. .................       82,100     6,506,425
                                                      ------------
                                                        12,323,825
                                                      ------------
    TOTAL FINANCE & INSURANCE ......................    36,653,737
                                                      ------------
  MANUFACTURING -- 54.2%
   BIOTECHNOLOGY -- 6.1%
      Amgen, Inc.* ....................      123,000     7,864,313
      Genentech, Inc.* ................       60,000     4,890,000
                                                      ------------
                                                        12,754,313
                                                      ------------
   COMPUTERS & OFFICE EQUIPMENT -- 8.7%
      Cisco Systems, Inc.* ............      173,600     6,640,200
      Intel Corp. .....................      193,700     5,823,106
      Sun Microsystems, Inc.* .........      201,000     5,602,875
                                                      ------------
                                                        18,066,181
                                                      ------------
   ELECTRONICS -- 4.7%
      Texas Instruments, Inc. .........      206,000     9,759,250
                                                      ------------
   MISC. ELECTRICAL MACHINERY, EQUIPMENT & SUPPLIES -- 4.5%
      General Electric Co. ............      197,000     9,443,688
                                                      ------------
   PHARMACEUTICAL PREPARATIONS -- 7.4%
      IDEC Pharmaceuticals Corp.* ......      20,000    $3,791,250
      Pfizer, Inc. .....................     120,000     5,520,000
      Pharmacia Corp. ..................     101,100     6,167,100
                                                      ------------
                                                        15,478,350
                                                      ------------
   PRECISION INSTRUMENTS & MEDICAL SUPPLIES -- 7.7%
      Guidant Corp.* ...................     128,400     6,925,575
      Medtronic, Inc. ..................     152,225     9,190,584
                                                      ------------
                                                        16,116,159
                                                      ------------
   SEMICONDUCTORS & RELATED DEVICES -- 3.9%
      Applied Micro Circuits Corp.* ....     107,200     8,045,025
                                                      ------------
   TELECOMMUNICATIONS EQUIPMENT -- 11.2%
      General Motors Corp., Class H* ...     218,000     5,014,000
      Nokia Corp., ADR .................     166,600     7,247,100
      Nortel Networks Corp.
         (Holding Co.) .................     220,600     7,072,987
      VoiceStream Wireless Corp.* ......      39,700     3,994,813
                                                      ------------
                                                        23,328,900
                                                      ------------
    TEXTILES & APPAREL -- 0.0%
      Valutron .........................      34,700             0
      Valutron Distribution ............      12,200             0
                                                      ------------
                                                                 0
                                                      ------------
    TOTAL MANUFACTURING ............................   112,991,866
                                                      ------------
  SERVICES -- 1.3%
   INTERNET SERVICES -- 1.3%
      Yahoo! Inc.* .....................      88,400     2,657,525
                                                      ------------
    TOTAL SERVICES .................................     2,657,525
                                                      ------------
  WHOLESALE & RETAIL TRADE -- 9.9%
   RETAIL BUILDING MATERIAL -- 3.8%
      Home Depot, Inc. .................     171,500     7,835,406
                                                      ------------
   MISCELLANEOUS RETAIL STORES -- 2.1%
      Wal-Mart Stores, Inc. ............      84,000     4,462,500
                                                      ------------
   WHOLESALE MISCELLANEOUS -- 4.0%
      Costco Wholesale Corp.* ..........     211,000     8,426,813
                                                      ------------
    TOTAL WHOLESALE & RETAIL TRADE .................    20,724,719
                                                      ------------
    TOTAL COMMON STOCK (COST $209,330,022) .........   207,063,972
                                                      ------------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / WT LARGE CAP GROWTH SERIES
--------------------------------------------------------------

  INVESTMENTS / DECEMBER 31, 2000 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


                                                         VALUE
                                            SHARES      (NOTE 2)
                                          ----------  ------------
SHORT-TERM INVESTMENTS -- 0.7%
      Sansom Street Fund - Money
         Market Portfolio ..............   1,499,563  $  1,499,563
                                                      ------------
    TOTAL SHORT-TERM INVESTMENTS
      (COST $1,499,563) ............................     1,499,563
                                                      ------------
TOTAL INVESTMENTS -- 100.0%
    (COST $210,829,587)+ ...........................   208,563,535
OTHER ASSETS AND
    LIABILITIES, NET -- 0.0% .......................       (87,194)
                                                      ------------
NET ASSETS -- 100% .................................  $208,476,341
                                                      ============

*  Non-income producing security.
+ The cost for federal income tax purposes. At December 31, 2000, net unrealized depreciation was $2,266,051. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $17,839,204, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $20,105,255.

WT INVESTMENT TRUST I -- EQUITY SERIES / LARGE CAP CORE SERIES
--------------------------------------------------------------

  INVESTMENTS / DECEMBER 31, 2000 (UNAUDITED)
  (Showing Percentage of Total Value of Net Assets)
--------------------------------------------------------------------------------


                                                         MARKET
                                            SHARES        VALUE
                                          ----------  ------------
COMMON STOCK-- 97.2%
  COMMUNICATION & BROADCASTING-- 8.1%
      BellSouth Corp. ..................      23,400    $  957,938
      Clear Channel Communications,
         Inc.* .........................       6,000       290,625
      Comcast Corp. (A Shares)* ........      17,000       709,750
      EchoStar Communications
         Corp. (A Shares)* .............       1,000        22,750
      Nextel Communications, Inc.
         (A Shares)* ...................      17,000       420,750
      Qwest Communications
         International, Inc.* ..........      23,000       943,000
      SBC Communications, Inc. .........      38,000     1,814,500
      Sprint Corp. - PCS Group* ........      20,000       408,750
      Time Warner, Inc. ................      15,000       783,600
      Verizon Communications ...........      30,500     1,528,812
      Viacom, Inc. (B Shares)* .........      19,000       888,250
      Vodafone Group PLC, ADR ..........      10,000       358,125
                                                      ------------
    TOTAL COMMUNICATION & BROADCASTING .............     9,126,850
                                                      ------------
  COMPUTER SERVICES -- 5.6%
      Electronic Data Systems Corp. ....      11,000       635,250
      EMC Corp.* .......................      22,000     1,463,000
      Microsoft Corp.* .................      50,000     2,168,750
      Oracle Corp.* ....................      56,000     1,627,500
      VERITAS Software Corp.* ..........       5,000       437,500
                                                      ------------
    TOTAL COMPUTER SERVICES ........................     6,332,000
                                                      ------------
  ELECTRIC, GAS & WATER UTILITIES--2.9%
      AES Corp. ........................       4,000       221,500
      American Electric Power Co., Inc.        4,180       194,370
      Calpine Corp.* ...................       4,000       180,250
      Consolidated Edison, Inc. ........       3,000       115,500
      Dominion Resources, Inc. .........       3,300       221,100
      Duke Energy Corp. ................       5,000       426,250
      Edison International .............       6,000        93,750
      Entergy Corp. ....................       3,100       131,169
      Exelon Corp. .....................       4,000       280,840
      FirstEnergy Corp. ................       2,900        91,531
      FPL Group, Inc. ..................       2,400       172,200
      PG & E Corp. .....................       5,600       112,000
      PPL Corp. ........................       2,000        90,375
      Progress Energy, Inc. ............       1,900        93,456
      Public Service Enterprise
         Group, Inc. ...................       3,000       145,875
      Reliant Energy, Inc. .............       2,000        86,625
      Southern Co. .....................       8,200       272,650
      TXU Corp. ........................       5,000       221,563
      Xcel Energy, Inc. ................       3,000        87,187
                                                      ------------
    TOTAL ELECTRIC, GAS & WATER UTILITIES ..........     3,238,191
                                                      ------------
  ENERGY SOURCES -- 7.9%
   CRUDE PETROLEUM & NATURAL GAS -- 0.4%
      Anadarko Petroleum Corp. .........       2,000    $  142,160
      Apache Corp. .....................       1,600       112,100
      Burlington Resources, Inc. .......       3,000       151,500
                                                           405,760
   OIL FIELD MACHINERY & EQUIPMENT -- 0.7%
      Halliburton Co. ..................       6,000       217,500
      Schlumberger, Ltd. ...............       6,400       511,600
      Transocean Sedco Forex, Inc. .....       2,239       102,994
                                                      ------------
                                                           832,094
                                                      ------------
   PETROLEUM REFINING -- 5.5%
      Chevron Corp. ....................       7,400       624,838
      Coastal Corp. ....................       2,000       176,625
      Conoco, Inc. .....................       7,100       203,237
      Exxon Mobil Corp. ................      37,000     3,216,688
      Phillips Petroleum Co. ...........       2,800       159,250
      Royal Dutch Petroleum Co., ADR ...      22,000     1,332,375
      Texaco, Inc. .....................       6,800       422,450
      USX - Marathon Group .............       3,700       102,675
                                                      ------------
                                                         6,238,138
                                                      ------------
   PIPELINES -- 1.3%
      Dynegy, Inc. (A Shares) ..........       6,000       336,375
      El Paso Energy Corp. .............       3,000       214,875
      Enron Corp. ......................       8,000       665,000
      Williams Cos., Inc. ..............       5,000       199,687
                                                      ------------
                                                         1,415,937
                                                      ------------
    TOTAL ENERGY SOURCES ...........................     8,891,929
                                                      ------------
  FINANCE & INSURANCE -- 18.7%
   FINANCIAL SERVICES -- 2.9%
      Citigroup, Inc. ..................      55,000     2,808,437
      Marsh & McLennan Cos., Inc. ......       3,575       418,275
                                                      ------------
                                                         3,226,712
                                                      ------------
   HOSPITAL & MEDICAL SERVICE PLANS -- 0.4%
      HCA-The Healthcare Company .......       2,000        88,020
      UnitedHealth Group, Inc. .........       5,000       306,875
      Wellpoint Health Networks, Inc.* .         700        80,675
                                                      ------------
                                                           475,570
                                                      ------------
   INSURANCE CARRIERS -- 4.3%
      AFLAC, Inc. ......................       6,000       433,125
      American General Corp. ...........       3,520       286,880
      American International Group, Inc.      27,000     2,661,188
      Chubb Corp. ......................       4,000       346,000
      CIGNA Corp. ......................       2,310       305,613
      Hartford Financial Services
         Group, Inc. ...................       3,300       233,063

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / LARGE CAP CORE SERIES
--------------------------------------------------------------

  INVESTMENTS / DECEMBER 31, 2000 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


                                                         MARKET
                                            SHARES        VALUE
                                          ----------  ------------
      Jefferson-Pilot Corp. ............       3,040    $  227,240
      Lincoln National Corp. ...........       2,750       130,109
      MBIA, Inc. .......................       1,210        89,691
      Progressive Corp. ................         990       102,589
                                                      ------------
                                                         4,815,498
                                                      ------------
   SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS -- 2.3%
      American Express Co. .............      16,786       922,181
      Fannie Mae .......................      11,880     1,030,590
      Freddie Mac ......................       8,580       590,948
                                                      ------------
                                                         2,543,719
                                                      ------------
   SECURITY & COMMODITY BROKERS, DEALERS & SERVICES -- 2.3%
      Charles Schwab Corp. .............      17,000       482,375
      Lehman Brothers Holdings, Inc. ...       2,420      163,652
      Merrill Lynch & Co., Inc. ........       6,600       450,038
      Morgan Stanley Dean
         Witter & Co. ..................      14,000     1,109,500
      T. Rowe Price Associates, Inc. ...       8,150       344,465
                                                      ------------
                                                         2,550,030
                                                      ------------
   STATE & NATIONAL BANKS -- 6.5%
      Bank of America Corp. ............      15,000       688,125
      Bank of New York Co., Inc. .......      12,759       704,137
      Bank One Corp. ...................      13,000       476,125
      Chase Manhattan Corp. ............      16,500       749,719
      Fifth Third Bancorp ..............       7,620       455,295
      J.P. Morgan & Co., Inc. ..........       1,400       231,700
      MBNA Corp. .......................       9,845       363,650
      Mellon Financial Corp. ...........       9,040       444,655
      National City Corp. ..............      12,160       349,600
      Northern Trust Corp. .............       5,080       414,338
      PNC Financial Services Group .....       5,300       387,231
      State Street Corp. ...............       3,700       459,577
      SunTrust Banks, Inc. .............       5,300       333,900
      Wells Fargo & Co. ................      23,000     1,280,812
                                                      ------------
                                                         7,338,864
                                                      ------------
    TOTAL FINANCE & INSURANCE ......................    20,950,393
                                                      ------------
  MANUFACTURING -- 42.7%
   AIRCRAFT & AEROSPACE -- 1.8%
      Boeing Co. .......................       8,900       587,400
      General Dynamics Corp ............       5,200       405,600
      Honeywell International, Inc. ....      10,000       473,125
      United Technologies Corp. ........       7,000       550,375
                                                      ------------
                                                         2,016,500
                                                      ------------
   BIOTECHNOLOGY -- 0.9%
      Amgen, Inc.* .....................      12,500       799,219
      Genentech, Inc.* .................       1,600       130,400
      Immunex Corp.* ...................       3,000       121,875
                                                      ------------
                                                         1,051,494
                                                      ------------
   CHEMICAL & ALLIED PRODUCTS -- 0.4%
      Dow Chemical Co. .................      11,000    $  402,875
                                                      ------------
                                                           402,875
                                                      ------------
   COMPUTERS & OFFICE EQUIPMENT -- 6.8%
      Cisco Systems, Inc.* .............      76,000     2,907,000
      Dell Computer Corp.* .............      16,000       279,000
      Hewlett-Packard Co. ..............      16,000       505,000
      Intel Corp. ......................      67,000     2,014,188
      International Business Machines
         Corp. .........................      12,000     1,020,000
      Network Appliance, Inc.* .........       3,000       192,562
      Sun Microsystems, Inc.* ..........      28,000       780,500
                                                      ------------
                                                         7,698,250
                                                      ------------
   CONSUMER PRODUCTS -- 2.6%
      Colgate-Palmolive Co. ............       8,000       516,400
      Gillette Co. .....................      20,000       722,500
      Kimberly-Clark Corp. .............       7,000       494,830
      Procter & Gamble Co. .............      15,005     1,176,955
                                                      ------------
                                                         2,910,685
                                                      ------------
   ELECTRONICS -- 1.0%
      Solectron Corp.* .................       6,000       203,400
      Texas Instruments, Inc. ..........      20,000       947,500
                                                      ------------
                                                         1,150,900
                                                      ------------
   FOOD & BEVERAGE -- 3.4%
      Anheuser-Busch Cos., Inc. ........       9,000       409,500
      Coca-Cola Co. ....................      27,900     1,700,156
      PepsiCo, Inc. ....................      14,900       738,481
      Quaker Oats Co. ..................       2,700       262,912
      Sara Lee Corp. ...................      11,400       280,013
      Unilever NV ......................       6,685       420,737
                                                      ------------
                                                         3,811,799
                                                      ------------
   MISC. ELECTRICAL MACHINERY, EQUIPMENT & SUPPLIES -- 5.0%
      Emerson Electric Co. .............       8,000       630,500
      General Electric Co. .............     104,700     5,019,056
                                                      ------------
                                                         5,649,556
                                                      ------------
   MISC. INDUSTRIAL MACHINERY & EQUIPMENT -- 0.1%
      Dover Corp. ......................       3,000       121,688
                                                      ------------
                                                           121,688
                                                      ------------
   MISCELLANEOUS MANUFACTURING INDUSTRIES -- 1.5%
      Danaher Corp. ....................       4,200       287,175
      Minnesota Mining &
         Manufacturing Co. .............       3,000       361,500
      Tyco International, Ltd. .........      19,500     1,082,250
                                                      ------------
                                                         1,730,925
                                                      ------------
   PAPER & PAPER PRODUCTS -- 0.3%
      Georgia-Pacific Group ............       9,980       310,627
                                                      ------------
                                                           310,627
                                                      ------------


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / LARGE CAP CORE SERIES
--------------------------------------------------------------

  INVESTMENTS / DECEMBER 31, 2000 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


                                                         MARKET
                                            SHARES        VALUE
                                          ----------  ------------
   PHARMACEUTICAL PREPARATIONS -- 11.7%
      Abbott Laboratories ..............      16,900   $   818,594
      American Home Products Corp. .....      14,000       889,700
      Bristol-Myers Squibb Co. .........      20,500     1,515,719
      Eli Lilly & Co. ..................      11,000     1,023,687
      Human Genome Sciences, Inc.* .....         800        55,450
      IDEC Pharmaceuticals Corp.* ......         500        94,781
      Johnson & Johnson Co. ............      14,800     1,554,925
      MedImmune, Inc.* .................       4,000       190,750
      Merck & Co., Inc. ................      24,300     2,275,087
      Pfizer, Inc. .....................      66,200     3,045,200
      Pharmacia Corp. ..................      13,759       839,299
      Schering-Plough Corp. ............      15,700       890,975
                                                      ------------
                                                        13,194,167
                                                      ------------
   PRECISION INSTRUMENTS & MEDICAL SUPPLIES -- 1.4%
      Applera Corp. - Applied
         Biosystem Group ...............       2,000       188,125
      Guidant Corp.* ...................       3,300       177,994
      Medtronic, Inc. ..................      14,500       875,438
      Millipore Corp. ..................       4,000       252,000
      St. Jude Medical, Inc. ...........       1,000        61,438
                                                      ------------
                                                         1,554,995
                                                      ------------
   SEMICONDUCTORS -- 0.7%
      Analog Devices, Inc.* ............       5,000       255,938
      Applied Materials, Inc.* .........       4,000       152,750
      Broadcom Corp. Class A* ..........       2,000       169,000
      Vitesse Semiconductor Corp.* .....       3,000       165,937
                                                      ------------
                                                           743,625
                                                      ------------
   TELECOMMUNICATIONS EQUIPMENT -- 3.9%
      Altera Corp.* ....................       6,500       171,031
      Corning, Inc. ....................      10,000       528,125
      General Motors Corp.,
         Class H* ......................       6,000       138,000
      JDS Uniphase Corp.* ..............      13,000       541,937
      Motorola, Inc. ...................      28,000       567,000
      Nortel Networks Corp.
         (Holding Co.) .................      34,000     1,090,125
      Qualcomm, Inc.* ..................       7,500       616,406
      Scientific-Atlanta, Inc. .........       6,200       201,888
      Tellabs, Inc.* ...................       9,000       508,500
                                                      ------------
                                                         4,363,012
                                                      ------------
   TEXTILES & APPAREL -- 0.3%
      Nike, Inc. (B Shares) ............       7,000       390,687
                                                      ------------
                                                           390,687
                                                      ------------
   TOBACCO -- 0.9%
      Philip Morris Cos., Inc. .........      23,000     1,012,000
                                                      ------------
                                                         1,012,000
                                                      ------------
    TOTAL MANUFACTURING ............................    48,113,785
                                                      ------------
  MINING -- 0.4%
   ALUMINUM -- 0.4%
      Alcoa, Inc. ......................      13,000   $   435,500
                                                      ------------
    TOTAL MINING ...................................       435,500
                                                      ------------
  SERVICES -- 4.1%
   AMUSEMENT & RECREATIONAL SERVICES -- 0.6%
      Walt Disney Co. ..................      23,000       665,563
                                                      ------------
                                                           665,563
                                                      ------------
   BUSINESS SERVICES -- 1.6%
      Automatic Data Processing, Inc. ..      11,000       696,438
      First Data Corp. .................       5,000       263,437
      Interpublic Group of Cos., Inc. ..       8,000       340,500
      Omnicom Group, Inc. ..............       4,000       331,500
      Paychex, Inc. ....................       3,900       189,637
                                                      ------------
                                                         1,821,512
                                                      ------------
   INTERNET SERVICES -- 1.0%
      America Online, Inc.* ............      26,000       904,800
      Siebel Systems, Inc.* ............       4,000       271,000
                                                      ------------
                                                         1,175,800
                                                      ------------
   PRINTING & PUBLISHING -- 0.6%
      McGraw-Hill Cos., Inc. ...........       6,000       351,750
      Tribune Co. ......................       7,000       295,750
                                                      ------------
                                                           647,500
                                                      ------------
   SANITARY SERVICES -- 0.3%
      Ecolab, Inc. .....................       8,400       362,775
                                                      ------------
                                                           362,775
                                                      ------------
   TRANSPORTATION -- 0.3%
      Southwest Airlines Co. ...........       9,775       327,756
                                                      ------------
                                                           327,756
                                                      ------------
    TOTAL SERVICES .................................     5,000,906
                                                      ------------
  WHOLESALE & RETAIL TRADE -- 6.6%
   MISCELLANEOUS RETAIL STORES -- 3.6%
      CVS Corp. ........................       4,600       275,713
      Family Dollar Stores, Inc. .......       7,000       150,062
      O'Reily Automotive, Inc.* ........       5,800       155,150
      Target Corp. .....................      15,000       483,750
      Wal-Mart Stores, Inc. ............      46,000     2,443,750
      Walgreen Co. .....................      14,000       585,375
                                                      ------------
                                                         4,093,800
                                                      ------------
   RETAIL APPAREL & ACCESSORY STORES -- 0.3%
      Kohls Corp.* .....................       5,000       305,000
                                                      ------------
                                                           305,000
                                                      ------------
   RETAIL BUILDING MATERIAL -- 1.0%
Home Depot, Inc. .......................      23,500     1,073,656
                                                      ------------
                                                         1,073,656
                                                      ------------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / LARGE CAP CORE SERIES
--------------------------------------------------------------

  INVESTMENTS / DECEMBER 31, 2000 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


                                                         MARKET
                                            SHARES        VALUE
                                          ----------  ------------
   RETAIL EATING & DRINKING PLACES -- 0.5%
      McDonald's Corp. .................      16,500  $    561,000
                                                      ------------
                                                           561,000
                                                      ------------
   RETAIL - FOOD STORES -- 0.5%
      Kroger Co. .......................       9,000       243,563
      Safeway, Inc.* ...................       6,000       375,000
                                                      ------------
                                                           618,563
                                                      ------------
   WHOLESALE - MISCELLANEOUS -- 0.7%
      Cardinal Health, Inc. ............       3,000       298,875
      Costco Wholesale Corp.* ..........       4,500       179,719
      Sysco Corp. ......................       9,200       276,000
                                                      ------------
                                                           754,594
                                                      ------------
    TOTAL WHOLESALE & RETAIL TRADE .................     7,406,613
                                                      ------------
    TOTAL COMMON STOCK
      (COST $73,220,404) ...........................   109,496,167
                                                      ------------
SHORT-TERM INVESTMENTS -- 4.3%
      Sansom Street Fund - Money
         Market ........................   4,844,766     4,844,766
                                                      ------------
TOTAL SHORT-TERM INVESTMENTS
    (COST $4,844,766) ..............................     4,844,766
TOTAL INVESTMENTS -- 101.5%
    (COST $78,065,170)+ ............................   114,340,933
OTHER ASSETS AND
    LIABILITIES, NET -- (1.5%) .....................    (1,722,114)
                                                      ------------
NET ASSETS -- 100.0% ...............................  $112,618,819
                                                      ============

*  Non-income producing security.
+ The cost for federal income tax purposes was $78,065,170. At December 31, 2000, net unrealized appreciation was $36,275,763. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $38,314,788, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $2,039,025.

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / SMALL CAP CORE SERIES
--------------------------------------------------------------

  INVESTMENTS / DECEMBER 31, 2000 (UNAUDITED)
  (Showing Percentage of Total Value of Net Assets)
--------------------------------------------------------------------------------

                                            SHARES       VALUE
                                          ----------  ------------
COMMON STOCK -- 92.1%
  COMMUNICATION & BROADCASTING -- 3.8%
      Emmis Communications Corp.,
         Class A* ......................      35,000   $ 1,004,063
      Mediacom Communications
         Corp.* ........................      90,875     1,561,914
      Citadel Communications Corp.* ....      50,000       600,000
      Saga Communications, Inc.* .......      37,500       557,813
      Primus Telecommunications
         Group, Inc.* ..................      83,700       193,555
                                                      ------------
    TOTAL COMMUNICATION & BROADCASTING .............     3,917,345
                                                      ------------
  COMPUTER SERVICES -- 3.9%
      Aspen Technology, Inc.* ..........      20,000       665,000
      Avici Systems, Inc.* .............         165         4,063
      Factset Research Systems, Inc. ...      76,600     2,839,562
      Fiserv, Inc.* ....................      12,500       592,969
                                                      ------------
    TOTAL COMPUTER SERVICES ........................     4,101,594
                                                      ------------
  FINANCE & INSURANCE -- 6.4%
   FINANCIAL SERVICES -- 1.0%
      Affiliated Managers Group, Inc.* .      19,000     1,042,625
                                                      ------------
   INSURANCE CARRIERS -- 3.7%
      Delphi Financial Group, Inc.
         (A Shares)* ...................      27,802     1,070,377
      Protective Life Corp. ............      61,000     1,967,250
      RenaissanceRe Holdings, Ltd. .....      11,238       880,076
                                                      ------------
                                                         3,917,703
                                                      ------------
   STATE & NATIONAL BANKS -- 1.7%
      Colonial BancGroup, Inc. .........      95,950     1,031,463
      Commonwealth Bancorp, Inc ........      46,900       724,018
                                                      ------------
                                                         1,755,481
                                                      ------------
    TOTAL FINANCE & INSURANCE ......................     6,715,809
                                                      ------------
  MANUFACTURING -- 45.2%
   AIRCRAFT & AEROSPACE -- 5.1%
      Titan Corp.* .....................     123,200     2,002,000
      Triumph Group, Inc.* .............      80,175     3,287,175
                                                      ------------
                                                         5,289,175
                                                      ------------
   AUTO PARTS & EQUIPMENT -- 0.8%
      Borg-Warner Automotive, Inc. .....      20,500       820,000
                                                      ------------
   BATTERY POWERED SYSTEMS AND COMPONENTS -- 0.5%
      Valence Technology, Inc.* ........      52,675       490,536
   BIOTECHNOLOGY -- 5.8%
      CV Therapeutics, Inc.* ...........      10,000   $   707,500
      Invitrogen Corp.* ................      15,000     1,295,625
      Progenics Pharmaceuticals, Inc.* .      30,000       517,500
      Protein Design Labs, Inc.* .......      33,300     2,892,937
      Regeneron Pharmaceuticals, Inc.* .      17,000       599,516
                                                      ------------
                                                         6,013,078
                                                      ------------
   CHEMICAL & ALLIED PRODUCTS -- 1.5%
      Cambrex Corp. ....................      35,000     1,583,750
                                                      ------------
   COMPUTERS & OFFICE EQUIPMENT -- 4.4%
      Black Box Corp.* .................       8,700       420,319
      Brocade Communications
         Systems, Inc.* ................      16,000     1,469,000
      QLogic Corp.* ....................      34,925     2,689,225
                                                      ------------
                                                         4,578,544
                                                      ------------
   DIVERSIFIED-INDUSTRIAL PRODUCTS -- 2.0%
      Teleflex, Inc. ...................      47,000     2,076,813
                                                      ------------
   ELECTROMED. & ELECTROTHERAPEUTIC APPARATUS -- 0.4%
      Rita Medical Systems, Inc.* ......      49,700       422,450
                                                      ------------
   ELECTRONIC & MECHANICAL INDUSTRIAL POWER -- 0.2%
      H Power Corp.* ...................      27,100       208,331
                                                      ------------
   ELECTRONICS -- 1.9%
      Astropower, Inc.* ................      30,000       941,250
      Mercury Computer Systems, Inc.* ..      22,650     1,051,809
                                                      ------------
                                                         1,993,059
                                                      ------------
   GENERAL CONSTRUCTION - SINGLE HOMES -- 3.4%
      Centex Corp. .....................      29,000     1,089,312
      Pulte Corp. ......................      30,800     1,299,375
      Toll Brothers, Inc.* .............      29,000     1,185,375
                                                      ------------
                                                         3,574,062
                                                      ------------
   LIGHTING FIXTURES -- 0.3%
      Advanced Lighting Technologies,
         Inc.* .........................      40,300       266,988
                                                      ------------
   MISC. INDUSTRIAL MACHINERY & EQUIPMENT -- 1.3%
      Cognex Corp.* ....................      18,800       415,950
      IDEX Corp. .......................      27,100       897,688
                                                      ------------
                                                         1,313,638
                                                      ------------
   PHARMACEUTICAL PREPARATIONS -- 7.4%
      Alkermes, Inc.* ..................      28,100       881,638
      Cell Therapeutics, Inc.* .........      14,300       644,394
      Enzon, Inc.* .....................      10,000       620,625
      Guilford Pharmaceuticals, Inc.* ..      45,800       824,400
      Ilex Oncology, Inc.* .............      33,100       870,944
      ImmunoGen, Inc.* .................      16,575       355,327
      IntraBiotics Pharmaceuticals,
         Inc.* .........................      26,700       256,988

The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / SMALL CAP CORE SERIES
--------------------------------------------------------------

  INVESTMENTS / DECEMBER 31, 2000 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


                                            SHARES       VALUE
                                          ----------  ------------
Noven Pharmaceuticals, Inc.* ...........      27,300   $ 1,020,337
      Praecis Pharmaceuticals, Inc.* ...      15,200       444,600
      Tanox, Inc.* .....................      15,000       587,812
      Texas Biotechnology Corp.* .......      35,600       305,804
      Tularik, Inc.* ...................      30,000       883,124
                                                      ------------
                                                         7,695,993
                                                      ------------
   PRECISION INSTRUMENTS & MEDICAL SUPPLIES -- 6.3%
      Aclara Biosciences, Inc.* ........      57,000       619,875
      Biosite Diagnostics, Inc.* .......      31,375     1,268,726
      Closure Medical Corp.* ...........      25,000       900,000
      Cryolife, Inc.* ..................      69,000     2,087,250
      Mentor Corp. .....................      28,000       546,000
      Orthofix International NV* .......      61,125     1,169,016
                                                      ------------
                                                         6,590,867
                                                      ------------
   TELECOMMUNICATIONS EQUIPMENT -- 3.9%
      Avanex Corp.* ....................         400        23,825
      C-COR.net Corp.* .................      59,500       578,266
      Gilat Satellite Networks, Ltd.* ..       5,000       127,500
      Harman International
         Industries, Inc. ..............      33,820     1,234,430
      SDL, Inc.* .......................      12,775     1,893,094
      Tut Systems, Inc.* ...............      26,600       219,450
                                                      ------------
                                                         4,076,565
                                                      ------------
    TOTAL MANUFACTURING ............................    46,993,849
                                                      ------------
  OIL & GAS -- 9.7%
   CRUDE PETROLEUM & NATURE GAS -- 2.5%
      Houston Exploration Co.* .........      68,300     2,603,937
                                                      ------------
   DRILLING OIL & GAS WELLS -- 0.6%
      Patterson Energy, Inc.* ..........      17,500       651,875
                                                      ------------
   OIL & GAS EXPLORATION -- 3.4%
      Stone Energy Corp.* ..............      28,000     1,807,400
      Vintage Petroleum, Inc. ..........      80,000     1,720,000
                                                      ------------
                                                         3,527,400
                                                      ------------
   OIL FIELD MACHINERY & EQUIPMENT -- 1.1%
      Core Laboratories NV* ............      42,900     1,171,706
                                                      ------------
   PETROLEUM REFINING -- 2.1%
      Tesoro Petroleum Corp.* ..........     181,300     2,107,613
                                                      ------------
    TOTAL OIL & GAS ................................    10,062,531
                                                      ------------
  REAL ESTATE INVESTMENT TRUSTS -- 2.0%
      Developers Diversified Realty
         Corp. .........................      30,700       408,694
      Health Care Property Investors,
         Inc. ..........................      15,834       473,041
      Kilroy Realty Corp. ..............      25,300   $   722,631
      Shurgard Storage Centers, Inc. ...      18,200       444,762
                                                      ------------
    TOTAL REAL ESTATE INVESTMENT TRUSTS.............     2,049,128
                                                      ------------
  SERVICES -- 11.2%
   ADVERTISING -- 0.4%
      True North Communications, Inc. ..      10,000       425,000
                                                      ------------
   AMUSEMENT & RECREATIONAL SERVICES -- 1.4%
      International Sweedway Corp.
         (A Shares) ....................      21,500       817,000
      Speedway Motorsports, Inc.* ......      25,000       600,000
                                                      ------------
                                                         1,417,000
                                                      ------------
   BUSINESS SERVICES -- 4.1%
      Acxiom Corp.* ....................      64,700     2,519,256
      Diamondcluster International,
         Inc.* .........................       7,500       228,750
      F.Y.I., Inc.* ....................      22,000       811,250
      Profit Recovery Group
         International, Inc.* ..........     115,200       734,400
                                                      ------------
                                                         4,293,656
                                                      ------------
   COMMERCIAL -- 0.8%
      Steiner Leisure, Ltd.* ...........      56,600       792,400
                                                      ------------
   ELECTRICAL WORK -- 1.1%
      Quanta Services, Inc.* ...........      35,625     1,146,680
                                                      ------------
   INTERNET SERVICES -- 1.8%
      F5 Networks, Inc.* ...............      76,550       727,225
      GRIC Communications, Inc.* .......      20,000        42,500
      Homestore.com, Inc.* .............      32,500       654,063
      Interland, Inc.* .................     100,200       350,700
      Proxicom, Inc.* ..................      19,300        79,612
                                                      ------------
                                                         1,854,100
                                                      ------------
   MEDICAL & HEALTH SERVICES -- 1.1%
      Orthodontic Centers of
         America, Inc.* ................      37,000     1,156,250
                                                      ------------
   TRANSPORTATION -- 0.5%
      Sea Containers, Ltd. (A Shares) ..      25,544       555,582
                                                      ------------
    TOTAL SERVICES .................................    11,640,668
                                                      ------------
  WHOLESALE & RETAIL TRADE -- 9.9%
   MISCELLANEOUS RETAIL STORES -- 4.0%
      Linens `N Things, Inc.* ..........      75,200     2,077,400
      O'Reilly Automotive, Inc.* .......      76,800     2,054,400
                                                      ------------
                                                         4,131,800
                                                      ------------
   RETAIL EATING & DRINKING PLACES -- 1.1%
      Buca, Inc.* ......................      80,000     1,175,000
      Checkers Drive-In Restaurants* ...       3,093            97
                                                      ------------
                                                         1,175,097
                                                      ------------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / SMALL CAP CORE SERIES
--------------------------------------------------------------

  INVESTMENTS / DECEMBER 31, 2000 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------



                                            SHARES       VALUE
                                          ----------  ------------
RETAIL-COOKWARE, HOME FURNISHINGS -- 1.1%
      Williams-Sonoma, Inc.* ...........      59,000    $1,180,000
                                                      ------------
   RETAIL-JEWELRY STORES -- 1.5%
      Zale Corp.* ......................      53,000     1,540,313
                                                      ------------
   RETAIL - MAIL ORDER -- 1.0%
      MSC Industrial Direct Co., Inc. ..      56,400     1,018,725
                                                      ------------
   WHOLESALE - SPORTING & RECREATION GOODS -- 1.2%
      SCP Pool Corp.* ..................      40,300     1,211,519
                                                      ------------
    TOTAL WHOLESALE & RETAIL TRADE .................    10,257,454
                                                      ------------
    TOTAL COMMON STOCK
      (COST $81,451,826) ...........................    95,738,378
                                                      ------------
SHORT-TERM INVESTMENTS -- 7.3%
      Sansom Street Fund - Money
         Market Portfolio ..............   5,316,256    $5,316,256
      Temp Cash Fund - Dollar Series ...   2,280,026     2,280,026
                                                      ------------
    TOTAL SHORT-TERM INVESTMENTS
      (COST $7,596,282) ................                 7,596,282
                                                      ------------
TOTAL INVESTMENTS -- 99.4%
    (COST $89,048,108)+ ................               103,334,660
OTHER ASSETS AND
  LIABILITIES, NET -- 0.6% .............                   650,973
                                                      ------------
NET ASSETS -- 100.0% ...................              $103,985,633
                                                      ============

*  Non-income producing security.
+ The cost for federal income tax purposes. At December 31, 2000, net unrealized appreciation was $14,286,552. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $27,856,988, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $13,570,436.

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I - EQUITY SERIES / INTERNATIONAL MULTI-MANAGER SERIES
--------------------------------------------------------------------------

  INVESTMENTS / DECEMBER 31, 2000 (UNAUDITED)
  (Showing Percentage of Total Value of Net Assets)
--------------------------------------------------------------------------------


                                                         VALUE
                                            SHARES      (NOTE 2)
                                          ----------  ------------
COMMON STOCK -- 96.5%
  AUSTRALIA -- 1.7%
      BHP Ltd. (Metals-Non Ferrous) ....      46,616    $  490,997
      National Australia Bank, Ltd.
         (Banking) .....................      36,000       576,293
      News Corp., Ltd., ADR
         (Broadcasting & Publishing) ...       6,639       214,108
      WMC, Ltd. (Diversified-
         Minerals) .....................      24,600       104,663
                                                      ------------
    TOTAL AUSTRALIA ................................     1,386,061
                                                      ------------
  AUSTRIA -- 0.2%
      OMV AG (Petroleum Refining) ......       1,840       142,516
                                                      ------------
    TOTAL AUSTRIA ..................................       142,516
                                                      ------------
  BELGIUM -- 0.5%
      Interbrew (Beverages) ............      12,300       428,654
      Interbrew Rights (Beverages)* ....       3,600            34
                                                      ------------
    TOTAL BELGIUM ..................................       428,688
                                                      ------------
  BRAZIL -- 0.0%
      Companhia Vale do Rio Doce
         (Metals-Non Ferrous)* .........       3,200             0
                                                      ------------
    TOTAL BRAZIL ...................................             0
                                                      ------------
  CANADA -- 2.7%
      Alberta Energy Co., Ltd.
         (Oil & Gas-Exploration &
         Production) ...................      12,000       573,631
      Alcan Aluminium, Ltd.
         (Aluminum) ....................       6,261       214,048
      Canadian National Railway Co.
         (Transportation-Road & Rail) ..       9,400       279,063
      Nortel Networks Corp.
         (Telecommunications
         Equipment) ....................       7,081       227,463
      Nortel Networks Corp., ADR
         (Telecommunications
         Equipment) ....................      16,757       537,271
      Potash Corp. of Saskatchewan, Inc.,
         ADR (Chemicals) ...............       2,300       180,119
      Royal Bank of Canada (Banking) ...       3,640       123,231
                                                      ------------
    TOTAL CANADA ...................................     2,134,826
                                                      ------------
  FINLAND -- 1.7%
      Elisa Communications Oyj
         (A Shares)
         (Telecommunications) ..........       5,463       117,606
      Nokia Oyj (Telecommunications) ...      16,600      $740,278
      Nokia Oyj, ADR
         (Telecommunications) ..........       7,780       338,430
      Stora Enso Oyj (R Shares)
         (Forest Products & Paper) .....       8,100        95,818
      UPM-Kymmene Oyj (Forest
         Products & Paper) .............       2,500        85,787
                                                      ------------
    TOTAL FINLAND ..................................     1,377,919
                                                      ------------
  FRANCE -- 15.2%
      Accor SA (Hotels, Other
         Lodging Places) ...............       2,282        96,410
      Alcatel (A Shares)
         (Telecommunications
         Equipment) ....................      24,097     1,368,711
      Assurances Generales De France
         (AGF) (Insurance) .............       4,924       342,092
      Aventis SA (Health & Personal
         Care) .........................      14,561     1,278,192
      Axa (Insurance) ..................       9,340     1,350,395
      BNP Paribas SA (Banking) .........       7,191       631,240
      Bouygues SA (Construction &
         Housing) ......................       3,330       150,846
      Cap Gemini SA (Business &
         Public Services) ..............         766       123,551
      Christian Dior SA (Recreation,
         Other Consumer Goods) .........       3,657       175,273
      Compagnie Generale d'Industrie
         et de Participations
         (Metal Products) ..............       1,241        58,838
      Credit Lyonnais SA (Banking) .....       5,792       202,286
      European Aeronautic Defence
         and Space Co. (Aerospace &
         Military Technology) ..........         278         6,175
      Eurotunnel SA* (Building &
         Construction) .................     215,255       214,216
      Groupe Danone (Food And
         Beverage) .....................       4,100       618,191
      Lafarge SA (Building Materials
         & Components) .................       2,660       223,011
      Lagardere SCA (Broadcast
         Media) ........................       1,421        82,447
      Pinault-Printemps-Redoute SA
         (Miscellaneous Retail Stores) .         604       129,801
      Rhodia SA (Chemicals-Specialty) ..      24,860       385,104
      Schneider Electric SA
         (Electronics) .................       1,975       144,073


The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / INTERNATIONAL MULTI-MANAGER SERIES
---------------------------------------------------------------------------

  INVESTMENTS / DECEMBER 31, 2000 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


                                                         VALUE
                                            SHARES      (NOTE 2)
                                          ----------  ------------
      Societe BIC SA (Recreation,
         Other Consumer Goods) .........       3,749   $   147,441
      STMicroelectronics NV
         (Semiconductors & Related
         Devices) ......................      11,559       504,622
      Suez Lyonnaise des Eaux SA
         (Business & Public Services) ..       4,347       793,784
      Total Fina Elf SA (Petroleum
         Refining) .....................      13,014     1,935,349
      Vivendi Environnement
         (Sanitary Services)* ..........       3,834       167,378
      Vivendi Universal SA
         (Services-Commercial) .........      14,802       974,163
                                                      ------------
    TOTAL FRANCE ...................................    12,103,589
                                                      ------------
  GERMANY -- 9.9%
      Allianz AG (Insurance) ...........       3,164     1,194,142
      Aventis SA (Health & Personal
         Care) .........................       1,678       144,383
      Bayer AG (Medical Chemicals &
         Botanical Products) ...........      10,978       576,140
      Bayerische Hypo-Und
         Vereinsbank AG (Banking) ......       4,938       277,233
      Celanese AG (Chemicals) ..........         699        12,698
      Commerzbank AG (Banking) .........       3,290        94,208
      Deutsche Bank AG (Financial
         Services) .....................       7,409       625,682
      Deutsche Post AG
         (Transportation Services) .....       8,337       179,320
      Deutsche Telekom AG
         (Telecommunications) ..........       4,412       134,621
      Direkt Anlage Bank AG
         (Security & Commodity
         Brokers, Dealers & Services) ..       3,786       138,624
      Dresdner Bank AG (Banking) .......       7,894       344,622
      E.On AG (Electric Companies &
         Systems) ......................      24,375     1,482,904
      Ergo Versicherungs Gruppe AG
         (Insurance) ...................       2,554       414,821
      Infineon Technologies AG
         (Semiconductors & Related
         Devices) ......................       1,981        74,766
      Metro AG (Retail-Department
         Stores) .......................      12,360       567,441
      Muenchener Rueckversicherungs-
         Gesellschaft AG (Financial
         Services) .....................       2,261       815,127
      Schering AG (Pharmaceutical
         Preparations) .................       7,900       447,979
      Siemens AG (Diversified-Industrial
         & Consumer Products) ..........       2,576   $   341,608
                                                      ------------
    TOTAL GERMANY ..................................     7,866,319
                                                      ------------
  HONG KONG -- 1.2%
      China Mobile, Ltd.
         (Telecommunications)* .........      54,500       297,657
      Hutchinson Whampoa, Ltd.
         (Diversified-Industrial &
         Consumer Products) ............      48,300       602,209
      Legend Holdings, Ltd.
         (Computers & Office
         Equipment) ....................      56,000        35,180
      MTR Corp., Ltd. (Transportation-
         Road & Rail)* .................      14,000        24,500
                                                      ------------
    TOTAL HONG KONG ................................       959,546
                                                      ------------
  IRELAND -- 2.3%
      Bank of Ireland (Banking) ........       7,133        70,919
      Bank of Ireland (Banking) ........      73,153       724,570
      Elan Corp. PLC, ADR
         (Pharmaceutical Preparations)*       14,800       692,825
      Irish Life & Permanent PLC
         (Financial Services) ..........      30,425       377,049
                                                      ------------
    TOTAL IRELAND ..................................     1,865,363
                                                      ------------
  ISRAEL -- 0.1%
      Orbotech, Ltd., ADR (Optical
         Instruments & Lenses)* ........       2,217        82,722
                                                      ------------
    TOTAL ISRAEL ...................................        82,722
                                                      ------------
  ITALY -- 2.7%
      Alleanza Assicurazioni
         (Insurance) ...................       8,700       138,610
      Assicurazioni Generali
         (Insurance) ...................      11,800       468,614
      Banca Intesa SPA (Banking) .......      71,121       341,870
      Holding Di Partecipazioni
         Industriali SPA (Diversified-
         Consumer Products) ............      52,800        65,384
      Mediobanca SPA (Financial
         Services) .....................      32,400       367,456
      Riunione Adriatica di Sicurta, SPA
         (Insurance) ...................      35,400       552,034
      San Paolo - IMI SPA (Banking) ....      14,300       231,187
                                                      ------------
    TOTAL ITALY ....................................     2,165,155
                                                      ------------
  JAPAN -- 11.9%
      Canon, Inc. (Data Processing
         & Reproduction) ...............       3,600       126,095

     The accompanying notes are an integral part of the financial statements.

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---------------------------------------------------------------------------

  INVESTMENTS / DECEMBER 31, 2000 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


                                                         VALUE
                                            SHARES      (NOTE 2)
                                          ----------  ------------
      Chugai Pharmaceutical Co., Ltd.
         (Pharmaceutical Preparations) .      21,000   $   349,387
      Daiwa Securities Group, Inc.
         (Financial Services) ..........      15,000       156,699
      DDI Corp.
         (Telecommunications) ..........          11        53,074
      East Japan Railway Co., Ltd.
         (Transportation-Road & Rail) ..          75       440,017
      Fast Retailing Co., Ltd.
         (Retail Apparel & Accessory
         Stores) .......................         600       117,583
      Fujitsu Ltd. (Data Processing
         & Reproduction) ...............      21,000       309,667
      Furukawa Electric Co., Ltd. (Wire,
          Cable and Cord Products) .....       3,000        52,408
      Kyocera Corp.
         (Telecommunications
         Equipment) ....................         700        76,436
      Matsushita Electric Industrial Co.,
         Ltd. (Appliances & Household
         Durables) .....................      26,000       621,541
      Mitsubishi Estate Company, Ltd.
         (Real Estate) .................      22,000       235,026
      Mitsui Fudosan Co., Ltd.
         (Real Estate) .................      68,000       675,832
      Mizuho Holdings, Inc. (Banking) ..          57       353,380
      NEC Corp.
         (Telecommunications) ..........      27,000       494,133
      Nikko Securities Co., Ltd.
         (Financial Services) ..........      40,000       309,982
      Nintendo Co., Ltd. (Recreation,
         Other Consumer Goods) .........       1,400       220,543
      Nippon Telegraph & Telephone
         Corp. (Telecommunications) ....          43       309,886
      Nissan Motor Co., Ltd.
         (Automobiles)* ................      31,000       178,616
      Nomura Securities Co., Ltd.
         (Security & Commodity
         Brokers, Dealers & Services) ..      24,000       431,874
      NTT DoComo, Inc.
         (Telecommunications) ..........          26       448,511
      Sakura Bank, Ltd. (Banking) ......      43,000       259,807
      Sankyo Co., Ltd.
         (Pharmaceutical Preparations) .      10,000       239,930
      Sanyo Electric Co., Ltd.
         (Electrical & Electronics) ....      15,000       124,781
      Sony Corp. (Electrical &
         Electronics) ..................       9,600       664,098
      Sony Corp., ADR (Electrical &
         Electronics) ..................         600        41,850
      Sumitomo Electric Industries, Ltd.
         (Wire, Cable and Cord Products)      12,000   $   196,918
      Takeda Chemical Industries, Ltd.
         (Pharmaceutical Preparations) .      15,000       887,916
      TDK Corp. (Electronic Equipment
         & Components) .................       4,000       389,492
      Tokyo Electric Power Co., Inc.
         (Electric Companies & Systems)        7,400       183,704
      Toshiba Corp. (Electrical &
         Electronics) ..................      28,000       187,320
      Yamada Denki Co., Ltd.
         (Electrical & Electronics) ....       1,900       154,895
      Yamanouchi Pharmaceutical Co.,
         Ltd. (Pharmaceutical
         Preparations) .................       4,000       173,030
                                                      ------------
    TOTAL JAPAN ....................................     9,464,431
                                                      ------------
  KOREA -- 1.0%
      Samsung Electronics, GDR
         (Electrical & Electronics) ....       1,718       122,837
      SK Telecom Co., Ltd.
         (Telecommunications) ..........         600       120,000
      SK Telecom Co., Ltd., ADR
         (Telecommunications) ..........      22,240       524,030
                                                      ------------
    TOTAL KOREA ....................................       766,867
                                                      ------------
  MEXICO -- 0.5%
      Grupo Televisa SA, GDR
         (Broadcast Media)* ............       9,200       413,425
                                                      ------------
    TOTAL MEXICO ...................................       413,425
                                                      ------------
  NETHERLANDS -- 9.5%
      ABN AMRO Holding NV
         (Banking) .....................      13,270       301,744
      Aegon NV (Insurance) .............      16,172       668,962
      Akzo Nobel NV (Chemicals) ........       8,752       469,999
      ASM Lithography Holding NV
         (Semiconductors & Related
         Devices)* .....................       4,700       106,740
      Buhrmann NV (Data Processing
         & Reproduction) ...............      11,420       306,101
      Elsevier NV (Printing &
         Publishing) ...................       6,000        88,214
      Equant NV (Computer Services) ....       3,934       102,861
      Fortis (NL) NV (Financial
         Services) .....................      16,015       520,231
      Gucci Group NV, ADR
         (Textiles & Apparel) ..........       2,400       212,400
      Heineken NV (Beverages) ..........       4,700       284,390

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / INTERNATIONAL MULTI-MANAGER SERIES
---------------------------------------------------------------------------

INVESTMENTS / DECEMBER 31, 2000 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


                                                         VALUE
                                            SHARES      (NOTE 2)
                                          ----------  ------------
      ING Groep NV
         (Financial Services) ..........      15,395   $ 1,229,704
      Koninklijke (Royal) Philips
         Electronics NV (Electronics) ..      12,564       460,266
      Koninklijke Ahold NV (Retail
         Food Stores) ..................       8,575       276,618
      Koninklijke Numico NV
         (Food & Household Products) ...       4,288       215,781
      KPNQwest NV
         (Telecommunications) ..........      15,000       287,286
      Laurus NV (Retail Food Stores) ...       5,080        48,170
      Unilever NV (Food & Household
         Products) .....................      19,823     1,254,361
      United Pan-Europe
         Communications NV
         (Telecommunications) ..........       9,387        95,885
      VNU NV (Printing & Publishing) ...      12,800       629,100
                                                      ------------
    TOTAL NETHERLANDS ..............................     7,558,813
                                                      ------------
  NORWAY -- 0.1%
      Petroleum Geo-Services ASA
         (Oil Field Machinery &
         Equipment)* ...................       4,959        65,231
                                                      ------------
    TOTAL NORWAY ...................................        65,231
                                                      ------------
  PORTUGAL -- 0.4%
      Brisa Auto Estradas de Portugal SA
         (Transportation-Road & Rail) ..      37,350       333,125
                                                      ------------
    TOTAL PORTUGAL .................................       333,125
                                                      ------------
  SPAIN -- 2.8%
      Banco Santander Central Hispano
         SA (Banking) ..................      51,000       545,844
      Empresa Nacional de Electricidad
         SA (Electric Companies &
         Systems) ......................      37,300       635,593
      Repsol YPF, SA (Petroleum
         Refining) .....................       8,340       133,266
      Telefonica SA
         (Telecommunications)* .........      46,830       773,802
      Telefonica SA, ADR
         (Telecommunications)* .........       3,358       167,900
                                                      ------------
    TOTAL SPAIN ....................................     2,256,405
                                                      ------------
  SWEDEN -- 2.9%
      Ericsson LM (B Shares)
         (Telecommunications
         Equipment) ....................      36,540       416,304
      Investor AB (B Shares)
         (Financial Services) ..........      32,110       479,836
      NetCom AB
         (Telecommunications) ..........       8,600      $357,288
      Nordea AB (Banking) ..............     135,835     1,029,322
      Swedish Match AB (Tobacco) .......      17,716        69,095
                                                      ------------
    TOTAL SWEDEN ...................................     2,351,845
                                                      ------------
  SWITZERLAND -- 7.8%
      ABB Ltd. (Machinery &
         Engineering) ..................       3,500       373,110
      Nestle SA (Food & Household
         Products) .....................         453     1,056,674
      Novartis AG (Reg. Shares)
         (Pharmaceutical Preparations) .         895     1,582,336
      Roche Holding AG
         (Pharmaceutical Preparations) .          18       183,388
      Swiss RE (Insurance) .............         179       429,136
      UBS AG (Banking) .................       6,555     1,069,915
      Zurich Financial Services AG
         (Insurance) ...................       2,549     1,536,793
                                                      ------------
    TOTAL SWITZERLAND ..............................     6,231,352
                                                      ------------
  TAIWAN -- 0.0%
      Gigamedia, Ltd.(Internet Services)*      2,200         6,050
                                                      ------------
    TOTAL TAIWAN ...................................         6,050
                                                      ------------
  UNITED KINGDOM -- 21.4%
      Aegis Group PLC
         (Business & Public Services) ..      29,563        61,384
      Amvescap PLC
         (Financial Services) ..........      20,772       426,344
      Arm Holdings PLC (Electronic
         Equipment & Components)* ......       7,325        55,367
      BAE Systems, PLC (Aerospace &
         Military Technology) ..........     152,463       870,007
      Barclays PLC (Banking) ...........      16,000       495,227
      BG Group PLC (Oil &
         Gas-Exploration & Production) .      34,270       134,125
      Billiton PLC (Metals-Steel) ......      15,689        60,466
      BOC Group PLC (Chemicals) ........      17,849       271,163
      BP Amoco PLC (Petroleum
         Refining) .....................     176,296     1,422,103
      British Airways PLC
         (Transportation-Airlines) .....      22,839       133,227
      British Telecom PLC
         (Telecommunications) ..........      18,909       161,570
      Cable & Wireless PLC
         (Telecommunications) ..........      47,218       636,928
      Carlton Communications PLC
         (Leisure & Tourism) ...........      18,274       166,790
      CGNU PLC (Insurance) .............      34,000       549,542

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / INTERNATIONAL MULTI-MANAGER SERIES
---------------------------------------------------------------------------

  INVESTMENTS / DECEMBER 31, 2000 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


                                                         VALUE
                                            SHARES      (NOTE 2)
                                          ----------  ------------
      COLT Telecom Group PLC
         (Telecommunications) ..........       9,017   $   193,963
      Diageo PLC (Food And
         Beverage) .....................     133,705     1,497,972
      EMI Group PLC (Broadcast
         Media) ........................      26,866       220,730
      Energis PLC
         (Telecommunications) ..........      25,000       168,053
      GlaxoSmithKline PLC (Health &
         Personal Care) ................      54,539     1,538,163
      Granada Media PLC
         (Broadcast Media) .............      16,129       102,398
      Invensys PLC (Diversified-
         Manufacturing Industries) .....     140,000       327,293
      Kingfisher PLC (Food &
         Household Products) ...........       9,130        67,885
      Lattice Group PLC (Gas
         Companies & Systems) ..........      63,920       144,181
      Marconi PLC (Telecommunications
         Equipment) ....................      13,150       141,237
      Misys PLC (Computer Services) ....      21,917       216,083
      Prudential PLC (Insurance) .......       8,833       142,108
      Reckitt Benckiser PLC (Food &
         Household Products) ...........      19,393       267,098
      Reed International PLC (Book
         Publishing) ...................      63,658       665,650
      Reuters Group PLC (Business &
         Public Services) ..............      52,569       889,722
      Rio Tinto PLC (Metals-Non
         Ferrous) ......................      17,558       308,969
      RMC Group PLC (Building
         Materials & Components) .......      13,900       121,573
      Rolls-Royce PLC (Aircraft &
         Aerospace) ....................      61,500       182,131
      Royal & Sun Alliance Insurance
         Group PLC (Insurance) .........      42,300       362,068
      Royal Bank of Scotland Group
         PLC (Banking) .................      24,500       578,030
      Scottish & Southern Energy PLC
         (Electric Companies & Systems)       12,128       112,325
      Scottish Power PLC (Electric
         Companies & Systems) ..........      12,046        95,190
      Shell Transport & Trading Co.
         PLC (Petroleum Refining) ......      73,835       605,521
      Spirent PLC
         (Telecommunications Equipment)       15,300       139,417
      Tesco PLC (Retail Food Stores) ...      43,988   $   179,223
      United News & Media PLC
         (Broadcasting & Publishing) ...      19,882       252,449
      Vodafone Group PLC
         (Telecommunications) ..........     510,245     1,871,221
      WPP Group PLC
         (Services-Advertising) ........      16,825       219,163
                                                      ------------
    TOTAL UNITED KINGDOM ...........................    17,054,059
                                                      ------------
    TOTAL COMMON STOCK
      (COST $72,351,432) ...........................    77,014,307
                                                      ------------
PREFERRED STOCK -- 0.4%
  FRANCE -- 0.2%
      Casino Guichard Perrachon SA
         (Merchandising) ...............       2,762       180,220
                                                      ------------
    TOTAL FRANCE ...................................       180,220
                                                      ------------
  GERMANY -- 0.2%
      SAP AG (Business & Public
         Services) .....................         759       108,313
                                                      ------------
    TOTAL GERMANY ..................................       108,313
                                                      ------------
    TOTAL PREFERRED STOCK (COST $297,476) ..........       288,533
                                                      ------------

                                           PRINCIPAL
                                          ----------
CORPORATE BONDS -- 0.0%
  UNITED KINGDOM -- 0.0%
      British Aerospace Loan Note,
         (Aerospace & Military
         Technology)
         7.450%, 11/30/03 ..............   GBP 2,392         3,216
                                                      ------------
    TOTAL UNITED KINGDOM ...........................         3,216
                                                      ------------
    TOTAL CORPORATE BONDS
      (COST $1,340) ................................         3,216
                                                      ------------
TOTAL INVESTMENTS -- 96.9 %
  (COST $72,650,248)+ ..............................    77,306,056
OTHER ASSETS AND
  LIABILITIES, NET -- 3.1% .........................     2,457,300
                                                      ------------
NET ASSETS-- 100% ..................................  $ 79,763,356
                                                      ============


*  Non-income producing security.

+ The cost for federal income tax purposes. At December 31, 2000, net unrealized appreciation was $4,655,808. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $9,793,782, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $5,137,974.

GBP British Pounds

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / LARGE CAP VALUE SERIES
---------------------------------------------------------------

  INVESTMENTS / DECEMBER 31, 2000 (UNAUDITED)
  (Showing Percentage of Total Value of Net Assets)
--------------------------------------------------------------------------------


                                                         VALUE
                                            SHARES      (NOTE 2)
                                          ----------  ------------
COMMON STOCK -- 91.0%
  COMMUNICATION & BROADCASTING -- 9.1%
      AT & T Corp. .....................      39,700   $   687,306
      Cablevision Systems Corp.
         Class A* ......................       9,400       798,413
      Comcast Corp (A Shares)* .........      20,400       851,700
      Gannett Co., Inc. ................      13,100       826,119
      News Corp., Ltd., ADR
         (A Shares) ....................      49,300     1,432,781
      SBC Communications, Inc. .........      17,300       826,075
      Verizon Communications ...........      30,940     1,550,868
      WorldCom, Inc.* ..................      46,900       656,600
                                                      ------------
    TOTAL COMMUNICATION & BROADCASTING .............     7,629,862
                                                      ------------
  COMPUTER SERVICES -- 2.6%
      Ceridian Corp. ...................      39,800       793,513
      IMS Health, Inc.* ................      52,100     1,406,700
                                                      ------------
    TOTAL COMPUTER SERVICES ........................     2,200,213
                                                      ------------
  ELECTRIC, GAS & WATER UTILITIES -- 8.3%
      Coastal Corp. ....................      10,700       944,944
      Duke Energy Corp. ................      14,900     1,270,225
      Exelon Corp. .....................      34,000     2,387,140
      PG & E Corp. .....................      47,500       950,000
      Public Service Enterprise
         Group, Inc. ...................      28,500     1,385,812
                                                      ------------
    TOTAL ELECTRIC, GAS & WATER UTILITIES ..........     6,938,121
                                                      ------------
  FINANCE & INSURANCE -- 22.0%
   FINANCIAL SERVICES -- 6.9%
      Citigroup, Inc. ..................      32,542     1,661,676
      First Data Corp. .................      14,100       742,894
      Marsh & McLennan Cos., Inc. ......       8,500       994,500
      Washington Mutual, Inc. ..........      45,100     2,393,119
                                                      ------------
                                                         5,792,189
                                                      ------------
   INSURANCE CARRIERS -- 8.8%
      ACE Ltd. .........................      27,400     1,162,787
      American International Group,
         Inc. ..........................      20,400     2,010,675
      AON Corp. ........................      50,000     1,712,500
      Hartford Financial Services
         Group, Inc. ...................      23,100     1,631,437
      Jefferson-Pilot Corp. ............      11,100       829,725
                                                      ------------
                                                         7,347,124
                                                      ------------
   SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS -- 3.7%
      Fannie Mae .......................       9,900       858,825
      Freddie Mac ......................      19,500     1,343,062
      Golden West Financial Corp. ......      13,400       904,500
                                                      ------------
                                                         3,106,387
                                                      ------------
   SECURITY & COMMODITY BROKERS, DEALERS & SERVICES -- 2.6%
      Bear Stearns Cos., Inc. ..........      24,255   $ 1,229,425
      Merrill Lynch & Co., Inc. ........      13,600       927,350
                                                      ------------
                                                         2,156,775
                                                      ------------
    TOTAL FINANCIAL SERVICES .......................    18,402,475
                                                      ------------
  MANUFACTURING -- 27.4%
   ADHESIVES & SEALANTS -- 1.0%
      Avery Dennison Corp. .............      15,600       856,050
                                                      ------------
   AIRCRAFT & AEROSPACE -- 1.1%
      Northrop Grumman Corp. ...........      11,100       921,300
                                                      ------------
   CHEMICAL & ALLIED PRODUCTS -- 2.4%
      Dow Chemical Co. .................      25,800       944,925
      Rohm & Haas Co. ..................      28,300     1,027,644
                                                      ------------
                                                         1,972,569
                                                      ------------
   COMPUTERS & OFFICE EQUIPMENT -- 3.1%
      Compaq Computer Corp. ............      38,700       582,435
      Hewlett-Packard Co. ..............      21,700       684,906
      Intel Corp. ......................      17,000       511,062
      International Business Machines
         Corp. .........................       9,600       816,000
                                                      ------------
                                                         2,594,403
                                                      ------------
   CONSUMER PRODUCTS -- 5.0%
      American Home Products Corp. .....      12,200       775,310
      Fortune Brands, Inc. .............      65,600     1,968,000
      General Electric Co. .............      31,200     1,495,650
                                                      ------------
                                                         4,238,960
                                                      ------------
   ELECTRONICS -- 2.6%
      Agilent Technologies, Inc.* ......      16,300       892,425
      L-3 Communications Holdings,
         Inc.* .........................      15,400     1,185,800
                                                      ------------
                                                         2,078,225
                                                      ------------
   MISCELLANEOUS MANUFACTURING INDUSTRIES -- 2.0%
      Alcoa, Inc. ......................      19,600       656,600
      Minnesota Mining &
         Manufacturing Co. .............       8,200       988,100
                                                      ------------
                                                         1,644,700
                                                      ------------
   PHARMACEUTICAL PREPARATIONS -- 2.1%
      Abbott Laboratories ..............      18,000       871,875
      Merck & Co., Inc. ................       9,800       917,525
                                                      ------------
                                                         1,789,400
                                                      ------------
   PLUMBING FIXTURES & HEATING EQUIPMENT -- 2.2%
      Masco Corp. ......................      70,200     1,803,263
                                                      ------------
   PRECISION INSTRUMENTS & MEDICAL SUPPLIES -- 0.9%
      C.R. Bard, Inc. ..................      16,100       749,656
                                                      ------------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / LARGE CAP VALUE SERIES
---------------------------------------------------------------

  INVESTMENTS / DECEMBER 31, 2000 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


                                                         VALUE
                                            SHARES      (NOTE 2)
                                          ----------  ------------
   SEMICONDUCTORS -- 0.6%
      Micron Technology, Inc. ..........      13,100   $   465,050
                                                      ------------
   TELECOMMUNICATIONS EQUIPMENT -- 2.6%
      Ericsson (LM) ADR ................      44,400       496,725
      General Motors Corp. (H Shares) ..      23,400       538,200
      Lucent Technologies, Inc. ........      49,500       668,250
      Motorola, Inc. ...................      29,300       593,325
                                                      ------------
                                                         2,296,500
                                                      ------------
   TOBACCO -- 1.8%
      Philip Morris Cos., Inc. .........      34,300     1,509,200
                                                      ------------
    TOTAL MANUFACTURING ............................    22,919,276
                                                      ------------
  OIL & GAS -- 6.2%
      Alberta Energy Co. ...............      19,600       945,700
      Anadarko Petroleum Corp. .........      11,100       788,988
      Burlington Resources, Inc. .......      13,800       696,900
      Enron Corp. ......................      14,200     1,180,375
      Exxon Mobil Corp. ................      17,686     1,537,577
                                                      ------------
    TOTAL OIL & GAS ................................     5,149,540
                                                      ------------
  SERVICES -- 7.4%
   AMUSEMENT & RECREATIONAL SERVICES -- 1.8%
      Walt Disney Co. ..................      51,900     1,501,856
                                                      ------------
   BUSINESS SERVICES -- 4.2%
      Harcourt General, Inc. ...........      35,500     2,030,600
      McGraw-Hill Cos., Inc. ...........      24,700     1,448,038
                                                      ------------
                                                         3,478,638
                                                      ------------
   HOTELS, OTHER LODGING PLACES -- 1.4%
      Starwood Hotels & Resorts
         Worldwide, Inc. ...............      33,200     1,170,300
                                                      ------------
    TOTAL SERVICES                                       6,150,794
                                                      ------------
  TRANSPORTATION -- 1.1%
      AMR Corp. ........................      22,600       885,637
                                                      ------------
    TOTAL TRANSPORTATION ...........................       885,637
                                                      ------------
  WHOLESALE & RETAIL TRADE -- 6.9%
   RETAIL APPAREL & ACCESSORY STORES -- 1.2%
      Gap, Inc. ........................      38,100       971,550
                                                      ------------
   RETAIL DEPARTMENT STORES -- 1.1%
      Target Corp. .....................      28,100       906,225
                                                      ------------
   RETAIL EATING & DRINKING PLACES -- 2.0%
      McDonald's Corp. .................      26,900   $   914,600
      Tricon Global Restaurants, Inc. ..      22,700       749,100
                                                      ------------
                                                         1,663,700
                                                      ------------
   RETAIL - FAMILY CLOTHING STORES -- 1.2%
      Federated Department Stores,
         Inc.* .........................      29,900     1,046,500
                                                      ------------
   RETAIL FOOD STORES -- 1.4%
      Safeway, Inc.* ...................      19,100     1,193,750
                                                      ------------
    TOTAL WHOLESALE & RETAIL TRADE .................     5,781,725
                                                      ------------
    TOTAL COMMON STOCK
      (COST $61,065,839) ...........................    76,057,643
                                                      ------------

SHORT-TERM INVESTMENTS -- 4.6%
      Sansom Street Fund - Money
         Market Portfolio ..............   3,904,885     3,904,885
                                                      ------------
    TOTAL SHORT-TERM INVESTMENTS
      (COST $3,904,885) ............................     3,904,885
                                                      ------------
U.S. AGENCY OBLIGATIONS -- 2.4%
      Federal National Mortgage Association,
         6.13%, 01/04/2001 .............   1,000,000       999,149
      Federal National Mortgage Association,
         6.08%, 02/06/2001 .............   1,000,000       993,582
                                                      ------------
    TOTAL U.S. AGENCY OBLIGATIONS
      (COST $1,992,731) ............................     1,992,731
                                                      ------------
                                            PAR
                                            ---
U.S. TREASURY BILLS -- 1.8%
      U.S. Treasury Bills,
         5.71%, 01/11/2001 .............  $1,500,000     1,497,145
                                                      ------------
    TOTAL U.S. TREASURY BILLS
      (COST $1,497,145) ............................     1,497,145
                                                      ------------
TOTAL INVESTMENTS -- 99.8%
  (COST $68,460,600)+ ..................                83,452,404
OTHER ASSETS AND
  LIABILITIES,  NET -- 0.2% ............                   147,159
                                                      ------------
NET ASSETS -- 100% .....................               $83,599,563
                                                      ============

*  Non-income producing security.
+ The cost for federal income tax purposes. At December 31, 2000, net unrealized appreciation was $14,991,804. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $16,698,884, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,707,080.

The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES
--------------------------------------

  FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2000 (Unaudited)

                                             WT LARGE CAP                              INTERNATIONAL   LARGE CAP
                                                GROWTH       LARGE CAP     SMALL CAP   MULTI-MANAGER     VALUE
                                                SERIES      CORE SERIES   CORE SERIES     SERIES         SERIES
                                            -------------  ------------  ------------  -------------  -----------
ASSETS:
Investment in securities, at value* ....    $208,563,535   $114,340,933  $103,334,660   $77,306,056   $83,452,404
Cash ...................................              --             --            --     2,528,046            --
Receivable for contributions ...........         179,222        723,000       290,000       185,000       158,000
Receivable for investments sold ........              --      2,333,372       611,230       140,278            --
Dividends and interest receivable ......          50,511        110,910        78,862       266,317        92,449
                                            ------------   ------------  ------------   -----------   -----------
Total assets ...........................     208,793,268    117,508,215   104,314,752    80,425,697    83,702,853
                                            ------------   ------------  ------------   -----------   -----------

LIABILITIES:

Payable for withdrawals ................         199,807             --       264,773        63,000        48,000
Payable for investments purchased ......              --      4,801,740            --       548,876            --
Accrued advisory fee ...................          93,892         57,588        48,278            --        34,909
Other accrued expenses .................          23,228         30,068        16,068        50,465        20,381
                                            ------------   ------------  ------------   -----------   -----------
Total liabilities ......................         316,927      4,889,396       329,119       662,341       103,290
                                            ------------   ------------  ------------   -----------   -----------
NET ASSETS .............................    $208,476,341   $112,618,819  $103,985,633   $79,763,356   $83,599,563
                                            ============   ============  ============   ===========   ===========
*Investments at cost ...................    $210,829,587   $ 78,065,170  $ 89,048,108   $72,650,248   $68,460,600

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES
--------------------------------------

  FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------


STATEMENTS OF OPERATIONS

For the Six-Month Period Ended December 31, 2000 (Unaudited)

                                            WT LARGE CAP                               INTERNATIONAL   LARGE CAP
                                               GROWTH       LARGE CAP     SMALL CAP    MULTI-MANAGER     VALUE
                                               SERIES      CORE SERIES   CORE SERIES      SERIES        SERIES
                                           -------------  ------------  ------------   -------------  -----------
INVESTMENT INCOME:
   Dividends ...........................   $    255,425   $    638,887  $    190,341   $    344,804    $  506,376
   Interest ............................         88,551         56,394       252,142        133,802       198,091
   Foreign tax withheld ................           (989)        (2,809)           --        (35,565)           --
                                           ------------   ------------  ------------   ------------    ----------
   Total investment income .............        342,987        692,472       442,483        443,041       704,467
                                           ------------   ------------  ------------   ------------    ----------

EXPENSES:
   Advisory fees .......................        706,221        435,063       318,770        262,377       210,245
   Administration and accounting fees ..        128,404         62,152        53,128         40,366        38,226
   Custody fees ........................         24,455         10,179         8,834         97,951        10,462
   Trustees' fees ......................          2,604          3,650         2,604          2,604         3,651
   Professional fees ...................         11,443         15,434         7,867         13,185        10,956
   Other ...............................         12,192          9,743         6,168         18,246         5,308
                                           ------------   ------------  ------------   ------------    ----------
      Total expenses before fee waivers
         and expense reimbursements ....        885,319        536,221       397,371        434,729       278,848
      Fees waived and expenses
         reimbursed ....................             --        (39,225)           --        (44,060)           --
                                           ------------   ------------  ------------   ------------    ----------
         Total expenses, net ...........        885,319        496,996       397,371        390,669       278,848
                                           ------------   ------------  ------------   ------------    ----------
   Net investment income (loss) ........       (542,332)       195,476        45,112         52,372       425,619
                                           ------------   ------------  ------------   ------------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN
   CURRENCY:
   Net realized gain (loss) on
      investments and foreign currency
      transactions .....................     (3,217,725)      (896,523)    8,025,803       (510,643)     (596,975)
   Net change in unrealized appreciation
      (depreciation) on investments and
      foreign currency .................    (49,308,608)   (13,182,947)  (19,751,453)    (9,904,233)    6,895,750
                                           ------------   ------------  ------------   ------------    ----------
   Net gain (loss) on investments and
      foreign currency .................    (52,526,333)   (14,079,470)  (11,725,650)   (10,414,876)    6,298,775
                                           ------------   ------------  ------------   ------------    ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...........   $(53,068,665)  $(13,883,994) $(11,680,538)  $(10,362,504)   $6,724,394
                                           ============   ============  ============   ============    ==========

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES
--------------------------------------

  FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------


STATEMENTS OF CHANGES IN NET ASSETS
For the Six-Month Period Ended December 31, 2000 (Unaudited)

                                                   WT LARGE CAP                                INTERNATIONAL    LARGE CAP
                                                      GROWTH       LARGE CAP      SMALL CAP    MULTI-MANAGER     VALUE
                                                      SERIES      CORE SERIES    CORE SERIES      SERIES         SERIES
                                                  -------------  -------------  ------------  --------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income (loss) ................   $   (542,332)  $    195,476   $     45,112   $     52,372   $   425,619
  Net realized gain (loss) on investments and
     foreign currency transactions ............     (3,217,725)      (896,523)     8,025,803       (510,643)     (596,975)
  Net change in unrealized appreciation
     (depreciation) on investments and foreign
     currency .................................    (49,308,608)   (13,182,947)   (19,751,453)    (9,904,233)    6,895,750
                                                  ------------   ------------   ------------   ------------   -----------
Net increase (decrease) in net assets resulting
  from operations .............................    (53,068,665)   (13,883,994)   (11,680,538)   (10,362,504)    6,724,394
                                                  ------------   ------------   ------------   ------------   -----------
Transactions in beneficial interests:
  Contributions ...............................     13,400,378      9,464,784     23,067,183     14,596,917     9,620,294
  Withdrawals .................................    (29,248,885)   (10,924,228)   (10,886,311)    (8,556,049)   (4,974,053)
                                                  ------------   ------------   ------------   ------------   -----------
Net increase (decrease) in net assets from
  transactions in beneficial interest .........    (15,848,507)    (1,459,444)    12,180,872      6,040,868     4,646,241
                                                  ------------   ------------   ------------   ------------   -----------
Total increase (decrease) in net assets .......    (68,917,172)   (15,343,438)       500,334     (4,321,636)   11,370,635

NET ASSETS:
  Beginning of period .........................    277,393,513    127,962,257    103,485,299     84,084,992    72,228,928
                                                  ------------   ------------   ------------   ------------   -----------
  End of period ...............................   $208,476,341   $112,618,819   $103,985,633   $ 79,763,356   $83,599,563
                                                  ============   ============   ============   ============   ===========

      The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES
--------------------------------------

  FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------


STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2000

                                                   WT LARGE CAP                               INTERNATIONAL    LARGE CAP
                                                      GROWTH       LARGE CAP     SMALL CAP    MULTI-MANAGER      VALUE
                                                     SERIES(1)   CORE SERIES   CORE SERIES(1)    SERIES(1)      SERIES(1)
                                                  -------------  ------------  -------------- --------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income (loss) ................   $   (857,350)  $    512,420    $      2,363    $   510,603   $   378,676
  Net realized gain (loss) on investments and
     foreign currency .........................     80,443,340      5,103,747       7,235,984      2,549,593     5,143,515
  Net change in unrealized appreciation
     (depreciation) on investments and foreign
     currency .................................    (18,376,861)     5,391,617      19,142,527      1,822,183     6,386,560
                                                  ------------   ------------    ------------    -----------   -----------
Net increase (decrease) in net assets resulting
  from operations .............................     61,209,129     11,007,784      26,380,874     14,882,379    11,908,751
                                                  ------------   ------------    ------------    -----------   -----------
Transactions in beneficial interests:
  Contributions ...............................    259,475,928     14,440,897      95,126,611     84,593,238    79,403,657
  Withdrawals .................................    (43,291,544)   (36,841,804)    (18,022,186)   (15,390,625)  (19,083,480)
                                                  ------------   ------------    ------------    -----------   -----------
Net increase (decrease) in net assets from
  transactions in beneficial interest .........    216,184,384    (22,400,907)     77,104,425     69,202,613    60,320,177
                                                  ------------   ------------    ------------    -----------   -----------
Total increase (decrease) in net assets .......    277,393,513    (11,393,123)    103,485,299     84,084,992    72,228,928

NET ASSETS:
  Beginning of period .........................             --    139,355,380              --             --            --
                                                  ------------   ------------    ------------    -----------   -----------
  End of period ...............................   $277,393,513   $127,962,257    $103,485,299    $84,084,992   $72,228,928
                                                  ============   ============    ============    ===========   ===========


(1) For the period November 1, 1999 (commencement of operations) through June 30, 2000.

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES
--------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


1. DESCRIPTION OF THE TRUST. WT Large Cap Growth Series, Large Cap Core Series, Small Cap Core Series, International Multi-Manager Series, and Large Cap Value Series (the "Series") are series of WT Investment Trust I (the "Trust"). The Trust is registered under the Investment Company Act of 1940 as an open-end investment management company and was organized as a Delaware business trust on January 23, 1997. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Series. Information regarding other series of the Trust are contained in separate reports to their investors.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Series:

     SECURITY VALUATION. Securities held by the Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value.

     FOREIGN CURRENCY TRANSLATIONS. The books and records of the International Multi-Manager Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (i) market value of investment securities, assets and liabilities at the daily rates of exchanges, and

     (ii) purchases and sales of equity investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

     The International Multi-Manager Series does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the International Multi-Manager Series' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities at the end of the fiscal period, resulting from changes in exchange rates.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. In connection with portfolio purchases and sales of securities denominated in a foreign currency, the International Multi-Manager Series may enter into forward foreign currency exchange contracts. Additionally, from time to time the International Multi-Manager Series may enter into these contracts to hedge certain foreign currency assets. Foreign currency exchange contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Realized gains or losses arising from such transactions are included in net realized gain (loss) from foreign currency transactions.

WT INVESTMENT TRUST I -- EQUITY SERIES
--------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


     FEDERAL INCOME TAXES. Each Series is treated as a partnership entity for federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to each partner. Accordingly, no tax provision is recorded for the Series.

     INVESTMENT INCOME. All of the net investment income (loss) and realized and unrealized gains and losses from security transactions are allocated pro rata among the investors in the Series on a daily basis.

     OTHER. Investment security transactions are accounted for on a trade date basis. Each Series uses the specific identification method for determining realized gain and loss on investments for both financial and federal income tax reporting purposes. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES. Wilmington Trust Company ("WTC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as investment adviser to the Large Cap Core Series, Small Cap Core Series, and International Multi-Manager Series. Cramer Rosenthal McGlynn, LLC ("CRM") serves as investment adviser to the Large Cap Value Series. Roxbury Capital Management, LLC ("Roxbury") serves as investment adviser to the WT Large Cap Growth Series. For its services, each adviser receives a fee as follows:

                                                         % OF AVERAGE DAILY NET ASSETS
                                              ------------------------------------------------------------
     WT Large Cap Growth Series               .55% up to $1 billion; .50% of next $1 billion; and
                                              .45% in excess of $2 billion
     Large Cap Core Series                    .70% up to $1 billion; .65% of next $1 billion; and
                                              .60% in excess of $2 billion
     Small Cap Core Series                    .60% up to $1 billion; .55% of next $1 billion; and
                                              .50% in excess of $2 billion
     International Multi-Manager Series       .65%
     Large Cap Value Series                   .55% up to $1 billion; .50% of next $1 billion; and
                                              .45% in excess of $2 billion

     WTC, CRM and Roxbury have agreed to waive their fees or reimburse certain operating expenses of the Series (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 0.75% of average daily net assets for the WT Large Cap Growth and Large Cap Value Series, 0.80% of average daily net assets for the Large Cap Core and Small Cap Core Series, and 1.00% of average daily net assets for the International Multi-Manager Series. These undertakings will remain in place until the Board of Trustees approves their termination.

WT INVESTMENT TRUST I -- EQUITY SERIES
--------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


     PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company, provides administrative and accounting services to the Trust.

     WTC serves as custodian and PFPC Trust Company serves as sub-custodian to the WT Large Cap Growth, Large Cap Core, Small Cap Core and Large Cap Value Series. Bankers Trust Company serves as custodian to the International Multi-Manager Series.

4. INVESTMENT SECURITIES. During the six months ended December 31, 2000, purchases and sales of investment securities (excluding short-term investments) are aggregated as follows:

                                         WT LARGE CAP     LARGE CAP      SMALL CAP   INTERNATIONAL    LARGE CAP
                                            GROWTH          CORE           CORE      MULTI-MANAGER      VALUE
                                            SERIES         SERIES         SERIES        SERIES         SERIES
                                        -------------    -----------   -----------   -------------   ------------
   Purchases ......................      $111,148,400    $37,137,934   $49,647,338    $38,535,423    $47,186,994
   Sales ..........................       125,886,964     41,085,342    35,172,568     29,467,090     41,508,088

5. FINANCIAL HIGHLIGHTS.

                                                      FOR THE SIX MONTHS          FOR THE PERIOD
                                                            ENDED                NOVEMBER 1, 1999(1)
                                                       DECEMBER 31, 2000             THROUGH
   WT LARGE CAP GROWTH SERIES                             (UNAUDITED)              JUNE 30, 2000
                                                      ------------------         ------------------
   Total Return** ................................         (19.63)%                   28.40%
   RATIOS TO AVERAGE NET ASSETS:*
      Expenses ...................................           0.69%                     0.67%
      Net investment income ......................          (0.42)%                   (0.47)%
   Portfolio Turnover Rate .......................             44%                       88%

                                                         FOR THE SIX MONTHS
                                                              ENDED              FOR THE FISCAL YEARS ENDED JUNE 30,
                                                         DECEMBER 31, 2000     --------------------------------------
   LARGE CAP CORE SERIES                                     (UNAUDITED)       2000       1999        1998   1997(2)
                                                         ------------------    -----      -----      -----   -------
   Total Return .................................             (10.91)%**       8.53%       N/A        N/A        N/A
   Ratios to Average Net Assets:
      EXPENSES:
         Including expense limitations ..........               0.80%*         0.80%      0.74%      0.74%     0.86%*
         Excluding expense limitations ..........               0.86%*         0.84%      0.85%      0.87%     1.02%*
      Net investment income .....................               0.31%*         0.40%      0.70%      0.87%     0.91%*
   Portfolio Turnover Rate ......................                 30%            12%         5%        93%       26%

*   Annualized.
**  Not annualized
(1) Commencement of operations
(2) For the period March 1, 1997 (commencement of operations) through June 30, 1997.

WT INVESTMENT TRUST I-- EQUITY SERIES
-------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)-- CONTINUED
--------------------------------------------------------------------------------


                                                                      FOR THE SIX MONTHS          FOR THE PERIOD
                                                                            ENDED               NOVEMBER 1, 1999(1)
                                                                       DECEMBER 31, 2000              THROUGH
   SMALL CAP CORE SERIES                                                 (UNAUDITED)               JUNE 30, 2000
                                                                      ------------------        -------------------
   Total Return** ......................................                    (10.42)%                  37.30%
   Ratios to Average Net Assets:*
      EXPENSES .........................................                      0.75%                    0.74%
      Net investment income ............................                      0.09%                    0.00%
   Portfolio Turnover Rate .............................                        36%                      33%

                                                                      FOR THE SIX MONTHS          FOR THE PERIOD
                                                                            ENDED               NOVEMBER 1, 1999(1)
                                                                       DECEMBER 31, 2000              THROUGH
   INTERNATIONAL MULTI-MANAGER SERIES                                    (UNAUDITED)               JUNE 30, 2000
                                                                      ------------------        -------------------
   Total Return** ......................................                     (11.93)%                 20.70%
   Ratios to Average Net Assets:*
      Expenses:
         Including expense limitations .................                      1.00%                    0.95%
         Excluding expense limitations .................                      1.05%                    0.95%
      Net investment income ............................                      0.15%                    0.92%
   Portfolio Turnover Rate .............................                        38%                      57%

                                                                      FOR THE SIX MONTHS          FOR THE PERIOD
                                                                            ENDED               NOVEMBER 1, 1999(1)
                                                                       DECEMBER 31, 2000              THROUGH
   LARGE CAP VALUE SERIES                                                (UNAUDITED)               JUNE 30, 2000
                                                                      ------------------        -------------------
   Total Return** ......................................                      9.01%                   18.70%
   Ratios to Average Net Assets:*
      Expenses .........................................                      0.73%                    0.69%
      Net investment income ............................                      1.11%                    0.82%
   Portfolio Turnover Rate .............................                        59%                     110%

*   Annualized.
**  Not annualized
(1) Commencement of operations

                                    TRUSTEES
                                Robert H. Arnold
                                  Eric Brucker
                               Robert J. Christian
                              Nicholas A. Giordano
                                 Louis Klein Jr.
                              Clement C. Moore, II
                                John J. Quindlen
                               William P. Richards
                              --------------------

                                    OFFICERS
                         Robert J. Christian, PRESIDENT
                           Eric Cheung, VICE PRESIDENT
                      Joseph M. Fahey, Jr., VICE PRESIDENT
                          John R. Giles, VICE PRESIDENT
                           Fred Filoon, VICE PRESIDENT
                             Pat Colletti, TREASURER
                              --------------------

                               INVESTMENT ADVISER
                            Wilmington Trust Company
                               Rodney Square North
                            1100 North Market Street
                              Wilmington, DE 19890

                          Cramer Rosenthal McGlynn, LLC
                             707 Westchester Avenue
                             White Plains, NY 10640

                         Roxbury Capital Management, LLC
                          100 Wilshire Blvd., Suite 600
                             Santa Monica, CA 90401
                              --------------------

                                  DISTRIBUTOR
                            PFPC Distributors, Inc.
                               3200 Horizon Drive
                            King of Prussia, PA 19406
                              --------------------


                                 ADMINISTRATOR,
                               TRANSFER AGENT AND
                                ACCOUNTING AGENT
                                    PFPC Inc.
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                              --------------------


                                    CUSTODIAN
                            Wilmington Trust Company
                                  Bankers Trust
                              --------------------

THIS SEMI-ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE WILMINGTON EQUITY PORTFOLIOS.

WEP-Semi-12/00

                                                                     WILMINGTON
                                                                          FUNDS

      EQUITY PORTFOLIOS

             - LARGE CAP GROWTH
             - LARGE CAP CORE
             - SMALL CAP CORE
             - INTERNATIONAL MULTI-MANAGER
             - LARGE CAP VALUE


                                   SEMI-ANNUAL
                                December 31, 2000